UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:    March 31
Date of reporting period: March 31, 2008

ITEM 1.           REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

ANNUAL REPORT / MARCH 31, 2008

Western Asset Municipal Money Market Fund

Managed by WESTERN ASSET

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to provide income exempt from regular federal income tax* from a portfolio of high quality short-term municipal obligations selected for liquidity and stability of principal.

*

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

What’s inside

Letter from the chairman	I
Fund overview	1
Fund at a glance	5
Fund expenses	6
Schedule of investments	8
Statement of assets and liabilities	51
Statement of operations	52
Statements of changes in net assets	53
Financial highlights	54
Notes to financial statements	55
Report of independent registered public accounting firm	64
Board approval of management and subadvisory agreements	65
Additional information	70
Important tax information	77

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy weakened significantly during the 12-month reporting period ended March 31, 2008. Second quarter 2007 U.S. gross domestic product (“GDP”)[i] growth was 3.8%. Third quarter 2007 GDP growth was 4.9%, its strongest showing in four years. However, continued weakness in the housing market, an ongoing credit crunch and soaring oil and food prices then took their toll on the economy. During the fourth quarter of 2007, GDP growth was 0.6%. The U.S. Commerce Department then reported that its advance estimate for first quarter 2008 GDP growth was also a tepid 0.6%. While it was once debated whether or not the U.S. would fall into a recession, it is now generally assumed that a recession is likely, and that it may have already begun. Even areas of the economy that had once been fairly resilient have begun to falter, including the job market. The U.S. Department of Labor reported that payroll employment declined in each of the first three months of 2008—the longest consecutive monthly decline since early 2003.

Ongoing issues related to the housing and subprime mortgage markets and an abrupt tightening in the credit markets prompted the Federal Reserve Board (“Fed”)ii to take aggressive and, in some cases, unprecedented actions during the reporting period. At its meeting in September 2007, the Fed reduced the federal funds rateiii from 5.25% to 4.75%. This marked the first reduction in the federal funds rate since June 2003. The Fed again lowered rates on five more occasions through the end of March 2008. Over this time, the federal funds rate fell to 2.25%. The Fed then reduced rates again on April 30, 2008, after the reporting period ended, to 2.00%. In its statement accompanying the April rate cut, the Fed stated: “Recent information indicates that economic activity remains weak. Household and business spending has been subdued and labor markets have softened further. Financial markets remain under considerable stress, and tight credit conditions and the deepening housing contraction are likely to weigh on economic growth over the next few quarters.”

In addition to lowering short-term interest rates, the Fed took several actions to improve liquidity in the credit markets. In March 2008, the Fed established a new lending program allowing brokerage firms to borrow directly from its discount window. The Fed also increased the maximum term for discount

Western Asset Municipal Money Market Fund  |  I

Letter from the chairman continued

window loans from 30 to 90 days. Then, in mid-March, the Fed played a major role in facilitating the purchase of Bear Stearns by JPMorgan Chase.

During the 12-month reporting period, both short- and long-term Treasury yields experienced periods of volatility. This was due, in part, to mixed economic and inflation data, the fallout from the subprime mortgage market crisis and shifting expectations regarding the Fed’s monetary policy. Within the bond market, investors were initially focused on the subprime segment of the mortgage-backed market. These concerns broadened, however, to include a wide range of financial institutions and markets. As a result, other fixed-income instruments also experienced increased price volatility. This turmoil triggered several “flights to quality,” causing Treasury yields to move sharply lower (and their prices higher), while riskier segments of the market saw their yields move higher (and their prices lower).

Overall, during the 12 months ended March 31, 2008, two-year Treasury yields fell from 4.58% to 1.62%. Over the same time, 10-year Treasury yields fell from 4.65% to 3.45%. Short-term yields fell sharply in concert with the Fed’s rate cuts while longer-term yields fell less dramatically due to inflationary concerns, resulting in a steepening of the U.S. yield curveiv.

During the reporting period, the yields available from tax-free money market instruments fluctuated and ultimately moved lower given the Fed’s accommodative monetary policy. The current market challenges have not affected the Fund’s $1.00 share price. Additionally, we believe that the current situation should not affect the Fund’s $1.00 share price, going forward. Over time, we also believe that the Fund’s returns should remain competitive.

Please read on for a more detailed look at prevailing economic and market conditions during the Fund’s fiscal year and to learn how those conditions have affected Fund performance.

Information about your fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

II  |  Western Asset Municipal Money Market Fund

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA Chairman, President and Chief Executive Officer

April 30, 2008

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

Western Asset Municipal Money Market Fund  |  III

Fund overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to provide income exempt from regular federal income tax from a portfolio of high quality short-term municipal obligations selected for liquidity and stability of principal.

Under normal circumstances, the Fund invests at least 80% of its assets in short-term high quality “municipal securities,” which are debt obligations issued by any of the 50 states and their political subdivisions, agencies and public authorities (together with certain other governmental issuers such as Puerto Rico, the U.S. Virgin Islands and Guam). The interest on these securities is excluded from gross income for regular federal income tax purposes. All of the securities in which the Fund invests are rated in one of the two highest short-term rating categories, or in the case of unrated securities, determined by us to be of equivalent quality. All of these securities have remaining maturities of 397 days or less. The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less. The Fund may invest up to 20% of its assets in three types of structured securities: tender option bonds, partnership interests and swap-based securities.

Western Asset Management Company (“Western Asset”), the Fund’s subadviser, utilizes a fixed-income team approach, with decisions derived from interaction among various investment management sector specialists. The sector teams are comprised of Western Asset’s senior portfolio managers, research analysts and an in-house economist. Under this team approach, management of client fixed-income portfolios will reflect a consensus of interdisciplinary views within the Western Asset organization.

Q. What were the overall market conditions during the Fund’s reporting period?

A. During the fiscal year, the U.S. bond market experienced periods of increased volatility. Changing perceptions regarding the economy, inflation and future Federal Reserve Board (“Fed”)[i] monetary policy caused bond prices to fluctuate. Two- and 10-year Treasury yields began the reporting period at 4.58% and 4.65%, respectively. Treasury yields then moved sharply higher as incoming economic data improved and inflationary pressures increased. By mid-June 2007, two- and 10-year Treasurys were yielding 5.10% and 5.26%, respectively, and market sentiment was that the Fed’s next move would be to raise interest rates.

However, after their June peaks, Treasury yields moved lower, as concerns regarding the subprime mortgage market and a severe credit crunch triggered a massive “flight to quality.” Investors were drawn to the relative safety of Treasurys, causing their yields to fall and their prices to rise. At the same time, increased investor risk aversion caused other segments of the bond market to

Western Asset Municipal Money Market Fund 2008 Annual Report  |  1

Fund overview continued

falter. As conditions in the credit market worsened in August 2007, central banks around the world took action by injecting approximately $500 billion of liquidity into the financial system. Additionally, the Fed began lowering the discount rateii and the federal funds rateiii in August and September 2007, respectively. While this initially helped ease the credit crunch, continued subprime mortgage write-offs and weak economic data triggered additional flights to quality in November 2007 and the first quarter of 2008. At the end of the reporting period, two- and 10-year Treasury yields had fallen to 1.62% and 3.45%, respectively. While the Fed has attempted to stimulate growth by cutting short-term interest rates six times from September 2007 through March 31, 2008 (from 5.25% to 2.25%), by the end of the reporting period, it was generally assumed that the U.S. was headed for, if not already in, a recession.

Given the fluctuations in short-term interest rates, the yields available from municipal money market securities were volatile during the reporting period.

Q. How did we respond to these changing market conditions?

A. We proactively managed the portfolio during the period. The portfolio was mostly divested of its Variable Rate Demand Notes “VRDNs”iv from weaker insurers before the market began to confront the troubles associated with select monoline insurance companies. This proved to be extremely beneficial to the Fund’s performance, as several monoline insurers were subsequently downgraded.

2  |  Western Asset Municipal Money Market Fund 2008 Annual Report

Performance review

As of March 31, 2008, the seven-day current yield for Western Asset Municipal Money Market Fund was 1.68% and its seven-day effective yield, which reflects compounding, was 1.69%.[1]

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

WESTERN ASSET MUNICIPAL MONEY MARKET FUND Yields as of March 31, 2008 (unaudited)
Seven-day current yield[1]	1.68%

Seven-day effective yield[1]	1.69%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Q. What were the leading contributors to performance?

A. The Fund held a combination of short-term municipal notes, commercial paper and higher-quality VRDNs. Our strategy of investing in only top tier securities with an emphasis on maintaining a well diversified portfolio remained unchanged and enhanced the Fund’s performance during the fiscal year.

Q. What were the leading detractors from performance?

A. Downgrades to the monoline insurers, along with uncertainty in the Auction Rate securities market, caused major dislocations within the short-term municipal market. Pricing varied dramatically, with yields from VRDNs secured by weaker insurers reaching high levels, while VRDNs backed by letters of credit were yielding much less. Higher-quality VRDNs were viewed as considerably more liquid by the market and, therefore, their availability became very limited. If the Fund had a greater exposure to lower-quality VRDNs, its yield may have been boosted, but we did not believe this was prudent given our focus on the safety of principal in this very difficult market environment.

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Western Asset Municipal Money Market Fund 2008 Annual Report  |  3

Fund overview continued

Q. Were there any significant changes to the Fund during the reporting period?

A. There were no significant changes to the Fund during the period, except for our sale of variable rate holdings that were backed by the weaker insurers (FGIC, AMBAC and MBIA).

Thank you for your investment in Western Asset Municipal Money Market Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Western Asset Management Company

April 15, 2008

Western Asset Management Company is one of the world’s leading investment management firms. Its primary business is managing fixed-income portfolios, an activity the firm has pursued for over 35 years.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: An investment in a money market fund is neither insured nor guaranteed by FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please see the Fund’s prospectus for more information on these and other risks.

[i]

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

ii	The discount rate is the interest rate charged by the U.S. Federal Reserve Bank on short-term loans (usually overnight or weekend) to banks.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	Variable Rate Demand Notes (“VRDNs”) are floating rate notes whose yields are pegged to short-term interest rates and may be sold back at par to the dealer/remarketing agent.

4  |  Western Asset Municipal Money Market Fund 2008 Annual Report

Fund at a glance (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investments — March 31, 2008

Western Asset Municipal Money Market Fund 2008 Annual Report  |  5

Fund expenses  (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2007 and held for the six months ended March 31, 2008.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]

	ACTUAL TOTAL RETURN[2]	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[3]

Class A	1.29%	$1,000.00	$1,012.90	0.51%	$2.57

[1]	For the six months ended March 31, 2008.

[2]

Assumes reinvestment of all distributions at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to Class A shares annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

6  |  Western Asset Municipal Money Market Fund 2008 Annual Report

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]

	HYPOTHETICAL ANNUALIZED TOTAL RETURN	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[2]

Class A	5.00%	$1,000.00	$1,022.45	0.51%	$2.58

[1]	For the six months ended March 31, 2008.

[2]

Expenses (net of fee waivers and/or expense reimbursements) are equal to Class A shares annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

Western Asset Municipal Money Market Fund 2008 Annual Report  |  7

Schedule of investments
March 31, 2008

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

FACE AMOUNT	SECURITY	VALUE

SHORT-TERM INVESTMENTS — 99.6%

	Alabama — 0.4%
	Birmingham, AL:
$20,320,000	Airport Authority Revenue, Refunding, FSA, SPA-Dexia Credit Local,
	2.220%, 4/3/08 (a)	$20,320,000
1,455,000	GO, Refunding, FSA, 5.250% due 4/1/08	1,455,000
10,000,000	Medical Clinic Board, University of Alabama Health Services
	Foundation, LOC-SunTrust Bank, 2.090%, 4/2/08 (a)	10,000,000
	Stevenson, AL, IDB:
2,500,000	Environmental Improvement Revenue, Refunding-Mead Corp.
	Project, LOC-JPMorgan Chase, 3.600%, 4/2/08 (a)(b)	2,500,000
10,000,000	Mead Corp. Project, LOC-JPMorgan Chase, 2.400%, 4/2/08 (a)(b)	10,000,000

	Total Alabama	44,275,000

	Alaska — 0.4%
29,005,000	Alaska Housing Finance Corp., FSA, SPA-Dexia Credit Local, 1.880%,
	4/3/08 (a)	29,005,000
	Alaska State Housing Finance Corp.:
2,200,000	Home Mortgage Revenue, SPA-Landesbank Baden-Wurttemburg,
	1.950%, 4/3/08 (a)	2,200,000
3,405,000	Housing Development, 1.850%, 4/2/08 (a)	3,405,000
1,495,000	Anchorage, AK, GO, AMBAC, 4.000% due 8/1/08	1,496,683
435,000	Valdez, AK, Marine Terminal Revenue, Exxon Pipeline Co. Project,
	0.860% due 4/1/08(c)	435,000

	Total Alaska	36,541,683

	Arizona — 1.0%
7,000,000	Glendale, AZ, IDA, TECP, LOC-Wells Fargo, 1.150% due 6/11/08	7,000,000
	Phoenix, AZ:
25,000,000	2.000% due 6/26/08	25,000,000
6,000,000	IDA, Revenue, Desert Botanical Garden Project, LOC-JPMorgan Chase,
	2.250%, 4/2/08 (a)	6,000,000
6,500,000	Pinal County, AZ, IDA, IDR, Artistic Paver Project, LOC-SunTrust Bank,
	2.190%, 4/2/08 (a)(b)	6,500,000
40,000,000	Tempe, AZ, Transportation Excise Tax Revenue, SPA-Royal Bank of Canada,
	2.270%, 4/2/08 (a)	40,000,000
10,820,000	Tucson, AZ, IDA, Multi-Family Revenue, Family Housing Resources Project,
	Fannie Mae, LIQ-Fannie Mae, 2.280%, 4/3/08 (a)	10,820,000
2,200,000	Yavapai County, AZ, IDA, Hospital Facility Revenue, Refunding
	Yavapai Regional Medical Center, LOC-UBS AG, 2.100%, 4/3/08 (a)	2,200,000

	Total Arizona	97,520,000

	Arkansas — 0.1%
	Arkansas State Development Finance Authority:
5,000,000	EDR, Taber Extrusions Project, LOC-Bank of America, 2.200%,
	4/3/08 (a)(b)	5,000,000
4,450,000	Waste Management of Arkansas Project, LOC-Fleet National Bank,
	2.150%, 4/3/08 (a)(b)	4,450,000
5,850,000	Boone County, AR, Hospital Revenue, North Arkansas Regional Medical
	Center Project, LOC-Bank of America N.A., 2.100%, 4/3/08 (a)	5,850,000

	Total Arkansas	15,300,000

See Notes to Financial Statements.

8  |  Western Asset Municipal Money Market Fund 2008 Annual Report

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

FACE AMOUNT	SECURITY	VALUE

	Colorado — 2.1%
$3,435,000	Arvada, CO, Water, FSA, SPA-Dexia Credit Local, 3.400%, 4/1/08 (a)	$3,435,000
5,000,000	Avon, CO, Urban Renewal Authority, Tax Increment Revenue, Town Center,
	West Area, Urban, LOC-Depfa Bank PLC, 2.100%, 4/3/08 (a)	5,000,000
	Colorado Educational & Cultural Facilities Authority Revenue:
3,615,000	JFMC Facilities Corp., LOC-Bank of America, 1.300%, 4/1/08 (a)	3,615,000
	National Jewish Federation Bond Program:
	LOC-Bank of America:
5,270,000	1.300%, 4/1/08 (a)	5,270,000
1,400,000	1.300%, 4/1/08 (a)	1,400,000
1,000,000	LOC-JPMorgan Chase, 1.300%, 4/1/08 (a)	1,000,000
6,765,000	LOC-U.S. Bank N.A., 1.300%, 4/1/08 (a)	6,765,000
900,000	National Jewish Foundation Building, LOC-Bank of America,
	1.300%, 4/1/08 (a)	900,000
14,550,000	Parker & Denver High School Projects, LOC-Bank of America N.A.,
	1.290%, 4/1/08 (a)	14,550,000
	Colorado Health Facilities Authority Revenue:
9,240,000	Bethesda Living Center Projects, LOC-LaSalle Bank,
	2.050%, 4/3/08 (a)	9,240,000
	Catholic Health, SPA-Bayerische Landesbank:
11,885,000	2.150%, 4/2/08 (a)	11,885,000
2,775,000	2.150%, 4/2/08 (a)	2,775,000
5,300,000	Health Facilities Evangelical, LOC-Allied Irish Banks PLC,
	2.090%, 4/3/08 (a)	5,300,000
	Refunding:
6,000,000	Catholic Health, SPA-Landesbank Baden-Wurttemberg,
	2.150%, 4/2/08 (a)	6,000,000
3,100,000	Hospital-NCMC Inc. Project, FSA, 2.060%, 4/2/08 (a)	3,100,000
	Sisters Charity Health Systems, SPA-JPMorgan Chase:
2,700,000	2.050%, 4/2/08 (a)	2,700,000
9,100,000	2.100%, 4/2/08 (a)	9,100,000
	Colorado HFA:
4,800,000	Multi-Family Project, SPA-FHLB, 2.350%, 4/2/08 (a)(b)	4,800,000
	Refunding, Multi-Family:
2,470,000	Coventry, FNMA, LIQ-FNMA, 2.000%, 4/2/08 (a)	2,470,000
2,025,000	Diamond, FNMA, LIQ-FNMA, 2.000%, 4/2/08 (a)	2,025,000
16,055,000	Colorado HFA Revenue, Multi-Family Project, MBIA, SPA-Depfa Bank PLC,
	2.350%, 4/2/08 (a)(b)	16,055,000
	Colorado Springs, CO, Revenue:
3,150,000	The Colorado College, 2.080%, 4/3/08 (a)	3,150,000
	The Colorado College Project:
9,745,000	2.220%, 4/3/08 (a)	9,745,000
500,000	SPA-JPMorgan Chase, 1.400%, 4/1/08 (a)	500,000
5,910,000	Denver, CO, City & County, GO, Auditorium Theatre & Zoo,
	5.500% due 8/1/08	5,945,021
4,240,000	Erie, CO, COP, LOC-Keybank N.A., 2.150%, 4/2/08 (a)	4,240,000
	Lowry Economic Redevelopment Authority Revenue, CO:
21,020,000	Improvement, LOC-BNP Paribas, 2.250%, 4/2/08 (a)	21,020,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2008 Annual Report  |  9

Schedule of investments continued
March 31, 2008

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Colorado — 2.1% (continued)
$16,360,000	Refunding, LOC-BNP Paribas, 2.250%, 4/2/08 (a)	$16,360,000
24,900,000	Regional Transportation District, CO, TECP, 1.700% due 8/4/08	24,900,000
5,900,000	University of Colorado Hospital Authority Revenue, FSA,
	SPA-Wachovia Bank N.A., 2.050%, 4/2/08 (a)	5,900,000
1,000,000	Westminster, CO, Multi-Family Revenue, Warwick Station Apartments,
	FHLMC, LIQ-FHLMC, 1.880%, 4/3/08 (a)	1,000,000

	Total Colorado	210,145,021

	Connecticut — 0.2%
10,000,000	Bethel, Connecticut, GO, BAN, 4.000% due 8/26/08	10,026,654
1,350,000	Capital City, EDA, Parking & Energy Fee Revenue,
	SPA-Bank of America, 1.850%, 4/2/08 (a)	1,350,000
	Connecticut State:
3,925,000	GO, SPA-Dexia Credit Local, 1.850%, 4/3/08 (a)	3,925,000
	HEFA Revenue:
1,175,000	Mulberry Gardens, LOC-Bank of America N.A., 2.080%, 4/3/08 (a)	1,175,000
6,000,000	Wesleyan University, SPA-Bank of America N.A., 1.420%, 4/1/08 (a)	6,000,000
200,000	Yale University, 0.800%, 4/1/08 (a)	200,000

	Total Connecticut	22,676,654

	Delaware — 0.7%
	Delaware State EDA Revenue:
24,400,000	Hospital Billing Collection, LOC-JPMorgan Chase, 1.800%, 4/2/08 (a)	24,400,000
8,800,000	Hospital Billing, LOC-JPMorgan Chase, 2.050%, 4/2/08 (a)	8,800,000
	Delaware Transportation Authority, Transportation System Revenue:
4,000,000	FSA, 5.000% due 7/1/08	4,012,767
5,000,000	MBIA, 5.000% due 7/1/08	5,015,959
16,400,000	Kent County, DE, Delaware State University Student Housing,
	LOC-Wachovia Bank N.A., 2.100%, 4/3/08 (a)	16,400,000
	University of Delaware Revenue:
9,500,000	LIQ-Bank of America, 2.050%, 4/2/08 (a)	9,500,000
200,000	Refunding, SPA-Landesbank Hessen-Thuringen, 1.250%, 4/1/08 (a)	200,000

	Total Delaware	68,328,726

	District of Columbia — 1.9%
2,250,000	District of Columbia Enterprise Zone Revenue, Crowell and
	Moring LLP Project, LOC-Wachovia Bank, 2.200%, 4/2/08 (a)(b)	2,250,000
	District of Columbia Revenue:
13,000,000	American College of Cardiology, LOC-SunTrust Bank,
	2.090%, 4/2/08 (a)	13,000,000
10,050,000	Hospital for Sick Children, LOC-SunTrust Bank, 2.090%, 4/2/08 (a)	10,050,000
4,900,000	Jesuit Conference, LOC-PNC Bank, 2.170%, 4/3/08 (a)	4,900,000
12,725,000	National Public Radio Inc., LOC-SunTrust Bank, 2.090%, 4/2/08 (a)	12,725,000
8,200,000	Population Services International, LOC-SunTrust Bank,
	2.090%, 4/2/08 (a)	8,200,000
14,100,000	Sidwell Friends School, LOC-SunTrust Bank, 2.090%, 4/2/08 (a)	14,100,000
6,360,000	Trinity College Issue, LOC-Wachovia Bank, 2.130%, 4/3/08 (a)	6,360,000
60,000,000	District of Columbia, TRAN, 4.000% due 9/30/08	60,252,688

See Notes to Financial Statements.

10  |  Western Asset Municipal Money Market Fund 2008 Annual Report

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	District of Columbia — 1.9% (continued)
$5,000,000	Metropolitan Washington Airport Authority, 1.500% due 8/6/08	$5,000,000
	Washington, D.C., Metro Area Transit:
12,000,000	2.600% due 5/7/08	12,000,000
25,000,000	2.750% due 6/10/08	25,000,000
15,000,000	2.050% due 7/2/08	15,000,000

	Total District of Columbia	188,837,688

	Florida — 7.2%
3,480,000	Atlantic Beach, FL, Healthcare Facilities Revenue, Fleet Landing Project,
	LOC-Wachovia Bank N.A., 2.150%, 4/3/08 (a)	3,480,000
895,000	Brevard County, FL, Health Facilities Authority, Health Facilities Revenue,
	Refunding Bonds, Health First Inc. Project, LOC-SunTrust Bank,
	1.250%, 4/1/08 (a)	895,000
	Broward County, FL:
11,500,000	Airport Facility Revenue, LOC-Citi Bank N.A, 2.150%, 4/2/08 (a)(b)	11,500,000
1,000,000	HFA, MFH, Sawgrass Pines Apartments Project, LOC-Bank of America,
	2.350%, 4/3/08 (a)(b)	1,000,000
5,690,000	Collier County, FL, EFA Revenue, International College Project,
	LOC-Fifth Third Bank, 2.250%, 4/4/08 (a)	5,690,000
4,500,000	Duval County, FL, HFA, MFH Revenue, Glades Apartments, LIQ-FHLMC,
	2.210%, 4/3/08 (a)	4,500,000
	Florida Housing Finance Corp.:
48,100,000	Multi-Family Mortgage Revenue, Northbridge Apartments,
	LOC-Keybank N.A., 2.150%, 4/2/08 (a)(b)	48,100,000
	Multi-Family Revenue:
3,290,000	Arlington Apartments, LOC-Bank of America N.A., 2.350%,
	4/2/08 (a)(b)	3,290,000
2,000,000	Mortgage Lake Shore Apartments, FNMA, LIQ-FNMA,
	2.270%, 4/3/08 (a)(b)	2,000,000
15,498,000	Florida Municipal Loan Council, 1.200% due 5/6/08	15,498,000
29,022,000	Florida State Municipal Power Agency, 1.010% due 4/7/08	29,022,000
2,085,000	Florida State, GO, Refunding, Department of Transportation,
	Right of Way Project, 6.375% due 7/1/08	2,111,893
5,555,000	Fort Lauderdale, FL, Revenue, Pine Crest Preparatory School Project,
	FSA, SPA-Bank of America N.A., 2.100%, 4/3/08 (a)	5,555,000
	Gainesville, FL, Utilities System Revenue:
12,400,000	SPA-State Street Bank & Trust Co., 2.000%, 4/2/08 (a)	12,400,000
	SPA-SunTrust Bank:
3,700,000	1.250%, 4/1/08 (a)	3,700,000
9,000,000	1.250%, 4/1/08 (a)	9,000,000
	Highlands County, FL, Health Facilities Authority Revenue:
	Adventist Health System, LOC-SunTrust Bank:
8,355,000	2.050%, 4/3/08 (a)	8,355,000
25,300,000	2.070%, 4/3/08 (a)	25,300,000
31,200,000	Refunding, Hospital Adventist Health, FSA, SPA-Dexia Credit Local,
	2.050%, 4/3/08 (a)	31,200,000
	Hillsborough County, FL:
6,500,000	2.700% due 5/8/08	6,500,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2008 Annual Report  |  11

Schedule of investments continued
March 31, 2008

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Florida — 7.2% (continued)
$7,200,000	HFA, Multi-Family Revenue, Grande Oaks LLC, Apartments Project,
	LIQ-FNMA, 2.250%, 4/3/08 (a)(b)	$7,200,000
	Jacksonville, FL:
19,000,000	2.000% due 4/2/08	19,000,000
22,375,000	1.600% due 5/20/08	22,375,000
42,586,000	Electric Authority LOC-Hessen Thuringen, 3.150% due 4/7/08	42,586,000
700,000	Electric Authority Revenue, Electric Systems, SPA-Bank of America,
	1.300%, 4/1/08 (a)	700,000
4,790,000	Health Facilities Authority Hospital Revenue, LOC-Bank of America NA,
	1.250%, 4/1/08 (a)	4,790,000
3,715,000	Economic Development Commission Special Facilities Airport Revenue,
	Holland Sheltair, LOC-Bank of America, 2.200%, 4/3/08 (a)(b)	3,715,000
	Electric System Revenue:
11,100,000	SPA-KBC Bank N.V., 1.500%, 4/2/08 (a)	11,100,000
7,845,000	SPA-Lloyds TSB Bank PLC, 1.500%, 4/2/08 (a)	7,845,000
30,000,000	TECP, 0.750% due 4/2/08	30,000,000
	Water & Sewer System Revenue:
15,000,000	SPA-Banco Bilbao Vizcaya, 1.800%, 4/2/08 (a)	15,000,000
11,525,000	SPA-Bank of New York, 1.700%, 4/3/08 (a)	11,525,000
10,300,000	Lakeland, FL, Education Facilities Revenue, Florida Southern College
	Project, LOC-SunTrust Bank, 2.080%, 4/2/08 (a)(d)	10,300,000
10,000,000	Lee County, FL, IDA, EFA, Canterbury School Inc. Project,
	LOC-SunTrust Bank, 2.090%, 4/2/08 (a)	10,000,000
	Miami-Dade County, FL:
18,335,000	2.200% due 4/1/08	18,335,000
6,750,000	1.000% due 8/6/08	6,750,000
	IDA:
5,915,000	Educational Facilities Revenue, Belen Jesuit Preparatory School,
	LOC-SunTrust Bank, 2.090%, 4/2/08 (a)	5,915,000
8,300,000	Solid Waste Disposal Revenue, Waste Management Inc. Project,
	LOC-JPMorgan Chase, 2.200%, 4/3/08 (a)(b)	8,300,000
9,300,000	Water & Sewer Revenue, Refunding, FSA, SPA-JPMorgan Chase,
	2.210%, 4/3/08 (a)	9,300,000
21,100,000	New College, FL, Development Corp. COP, LOC-SunTrust Bank, 2.090%,
	4/2/08 (a)	21,100,000
	Orange County, FL:
	Health Facilities Authority Revenue:
12,000,000	Adventist Sunbelt Health System, LOC-SunTrust Bank, 2.050%,
	4/3/08 (a)	12,000,000
700,000	Hospitals, Orlando Regional Healthcare, FSA,
	SPA-Dexia Credit Local, 1.350%, 4/1/08 (a)	700,000
	HFA:
	Multi-Family Revenue:
12,285,000	Charleston Club Apartments, LOC-FNMA, 2.150%, 4/2/08 (a)(b)	12,285,000
8,050,000	Cove at Lady Lake Apartments, LIQ-FNMA,
	2.150%, 4/2/08 (a)(b)	8,050,000
8,280,000	Revenue, Mystic Cove Apartments, FNMA, 2.150%, 4/2/08 (a)(b)	8,280,000

See Notes to Financial Statements.

12  |  Western Asset Municipal Money Market Fund 2008 Annual Report

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Florida — 7.2% (continued)
	IDA:
$10,000,000	Bishop Moore High School Project, LOC-SunTrust Bank,
	2.090%, 4/2/08 (a)	$10,000,000
3,600,000	Blood & Tissue Services, LOC-SunTrust Bank, 2.090%, 4/2/08 (a)	3,600,000
12,430,000	Orlando & Orange County, FL, Expressway Authority, Refunding, FSA,
	SPA-Dexia Credit Local, 1.900%, 4/3/08 (a)	12,430,000
	Palm Beach County, FL:
10,250,000	HFA, MFH Revenue, Palm Gardens Apartments Project,
	LOC-Citibank N.A., 2.300%, 4/2/08 (a)(b)	10,250,000
21,250,000	Revenue, Raymond F. Kravis Center Project, LOC-Northern Trust Co.,
	2.150%, 4/3/08 (a)	21,250,000
23,500,000	Palm Beach, FL, School District, 0.800% due 8/14/08	23,500,000
8,500,000	Pasco County, FL, IDR, Leveredge Project, LOC-RBC Centura Bank,
	2.350%, 4/2/08 (a)(b)	8,500,000
	Pinellas County, FL, Health Facilities Authority Revenue, Refunding,
	Health Systems Baycare, FSA, SPA-Morgan Stanley:
7,000,000	2.000%, 4/3/08 (a)	7,000,000
30,265,000	2.210%, 4/3/08 (a)	30,265,000
	Polk County, FL:
4,000,000	IDA, IDR, Winter Haven Hospital Project, LOC SunTrust Bank,
	1.250%, 4/1/08 (a)	4,000,000
18,670,000	School Board COP, Master Lease Program, FSA, LOC-Dexia Credit Local,
	2.060%, 4/3/08 (a)	18,670,000
8,315,000	Sarasota County, FL, Continuing Care Retirement Community Revenue,
	Refunding, Glenridge Palmer Project, LOC-Bank of Scotland,
	1.300%, 4/1/08 (a)	8,315,000
14,800,000	St. Johns County, FL, IDA, Hospital Revenue, Flagler Hospital,
	Convertible 12/20/07, 2.090%, 4/2/08 (a)	14,800,000
9,215,000	Tallahassee-Leon County, FL, Civic Center Authority, Capital Improvement
	Revenue, LOC-SunTrust Bank, 2.090%, 4/2/08 (a)(d)	9,215,000
6,500,000	USF Financing Corp., COP, USF College Medical Health Facilities,
	LOC-SunTrust Bank, 1.950%, 4/3/08 (a)	6,500,000
1,000,000	West Orange, FL, Healthcare District, LOC-SunTrust Bank,
	2.150%, 4/3/08 (a)	1,000,000

	Total Florida	725,542,893

	Georgia — 5.4%
	Athens-Clarke County, GA, Unified Government Development
	Authority Revenue:
13,000,000	Piedmont College Inc. Project, LOC-SunTrust Bank, 2.090%, 4/2/08 (a)	13,000,000
100,000	University of Georgia Athletic Association Project,
	LOC-Bank of America N.A., 1.150%, 4/1/08 (a)	100,000
61,685,000	Atlanta, GA, Water & Wastewater Revenue, FSA, SPA-Dexia Credit Local,
	2.250%, 4/3/08 (a)	61,685,000
1,300,000	Bartow County, GA, Development Authority PCR, Georgia Power Co.,
	1.550%, 4/1/08 (a)(b)	1,300,000
5,515,000	Bibb County, GA, Baptist Village Project, LOC-SunTrust Bank, 2.090%,
	4/2/08 (a)	5,515,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2008 Annual Report  |  13

Schedule of investments continued
March 31, 2008

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Georgia — 5.4% (continued)
$8,900,000	Cobb County, GA, Boy Scouts of America Atlanta Project,
	LOC-SunTrust Bank, 2.090%, 4/2/08 (a)	$8,900,000
18,000,000	Coweta County, GA, Residential Care Facilities for the Elderly Authority,
	Wesley Woods of Newnan, LOC-Branch Banking & Trust Co., 2.090%,
	4/2/08 (a)	18,000,000
	De Kalb County, GA:
9,000,000	Development Authority Revenue, Oglethorpe University Project,
	LOC-SunTrust Bank, 2.090%, 4/2/08 (a)	9,000,000
19,505,000	HFA, Dekalb Medical Center Inc. Project, LOC-SunTrust Bank,
	2.090%, 4/2/08 (a)	19,505,000
	De Kalb Private Hospital Authority Revenue, Anticipation Certificate:
2,050,000	Egleston Childrens Hospital, LOC-SunTrust Bank, 2.080%, 4/2/08 (a)	2,050,000
2,880,000	ESR Childrens Health Care, LOC-SunTrust Bank, 2.080%, 4/2/08 (a)	2,880,000
2,000,000	Douglas County, GA, Development Authority, IDR, Pandosia LLC Project,
	LOC-Wells Fargo Bank N.A., 2.310%, 4/3/08 (a)(b)	2,000,000
14,000,000	Fayette County, GA, Hospital Authority Revenue Anticipation CTFS,
	Fayette Community Hospital Project, LOC-SunTrust Bank,
	2.090%, 4/2/08 (a)	14,000,000
7,600,000	Floyd County, GA, Development Authority Revenue, Berry College Project,
	LOC-SunTrust Bank, 2.090%, 4/2/08 (a)	7,600,000
14,160,000	Forsythe County, GA, Development Authority Revenue, Atlanta
	YMCA Project, LOC-SunTrust Bank, 2.090%, 4/2/08 (a)	14,160,000
	Fulton County, GA, Development Authority Revenue:
1,710,000	Atlanta YMCA Project, LOC-SunTrust Bank, 2.090%, 4/2/08 (a)	1,710,000
3,000,000	Doris & Weber School Project, LOC-Branch Banking & Trust,
	2.280%, 4/3/08 (a)	3,000,000
3,280,000	Holy Innocents School Project, LOC-SunTrust Bank, 2.090%, 4/2/08 (a)	3,280,000
15,000,000	Piedmont Healthcare Inc., SPA-SunTrust Bank, 2.090%, 4/2/08 (a)	15,000,000
23,400,000	Shepherd Center Inc. Project, LOC-SunTrust Bank, 2.090%, 4/2/08 (a)	23,400,000
5,500,000	Spellman College Project, LOC-SunTrust Bank, 2.190%, 4/2/08 (a)	5,500,000
4,600,000	Trinity School Inc. Project, LOC-SunTrust Bank, 2.090%, 4/2/08 (a)	4,600,000
8,900,000	Westminster Schools Inc. Project, LOC-SunTrust Bank,
	2.090%, 4/2/08 (a)	8,900,000
	Georgia State Ports Authority Revenue:
1,600,000	Colonels Island Terminal Project, LOC-Wachovia Bank,
	2.200%, 4/3/08 (a)(b)	1,600,000
	Garden City Terminal Project, LOC-SunTrust Bank:
11,000,000	2.090%, 4/2/08 (a)	11,000,000
7,940,000	2.090%, 4/2/08 (a)	7,940,000
15,556,000	Georgia State, GO, SPA-Dexia Credit Local, 1.500%, 4/3/08 (a)	15,556,000
4,435,000	Griffin Spalding County, GA, Development Authority Revenue,
	Industrial Development, Woodland Industrial Inc., LOC-SunTrust Bank,
	2.270%, 4/3/08 (a)(b)	4,435,000
	Gwinnett County, GA, Development Authority:
6,400,000	COP, Gwinnett County Public Schools Project, MBIA, 5.000% due 1/1/09	6,575,399
9,240,000	Greater Atlanta Christian School, LOC-SunTrust Bank, 2.090%, 4/2/08 (a)	9,240,000
15,000,000	Revenue, Greater Atlanta Christian Schools, LOC-SunTrust Bank,
	2.090%, 4/2/08 (a)	15,000,000

See Notes to Financial Statements.

14  |  Western Asset Municipal Money Market Fund 2008 Annual Report

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

FACE AMOUNT	SECURITY	VALUE

	Georgia — 5.4% (continued)
$14,500,000	Wesleyan School Inc. Project, LOC-SunTrust Bank, 2.090%, 4/2/08 (a)	$14,500,000
6,760,000	Houston County, GA, Hospital Authority Revenue,
	LOC-Wachovia Bank N.A., 2.150%, 4/3/08 (a)	6,760,000
1,200,000	Jackson County, GA, IDA, Snider Tire Inc. Project, LOC-Wachovia Bank,
	2.200%, 4/3/08 (a)(b)	1,200,000
	Macon-Bibb County, GA:
14,525,000	Hospital Authority, RAN, Medical Center of Central Georgia,
	LOC-SunTrust Bank, 2.090%, 4/2/08 (a)	14,525,000
4,000,000	Hospital Authority Revenue, Anticipation CTFS, Medical Center
	Central Georgia, LOC-SunTrust Bank, 2.090%, 4/2/08 (a)	4,000,000
	Metropolitan Atlanta Rapid Transit Authority, GA:
11,000,000	LOC-Dexia Credit Local, 3.050% due 7/8/08	11,000,000
16,695,000	Sales Tax Revenue, LOC-Bayerische Landesbank & Westdeutsche
	Landesbank, 1.850%, 4/2/08 (a)	16,695,000
	Municipal Electric Authority of Georgia:
1,000,000	1.450% due 5/7/08	1,000,000
16,050,000	2.650% due 5/7/08	16,050,000
6,200,000	2.300% due 5/27/08	6,200,000
49,738,000	2.600% due 6/9/08	49,738,000
21,600,000	TECP, 2.650% due 5/7/08	21,600,000
	Private Colleges & Universities Authority, GA, Revenue:
7,500,000	Emory University, 1.950%, 4/2/08 (a)(e)	7,500,000
1,250,000	Refunding, Emory University, 2.040%, 4/3/08 (a)	1,250,000
14,500,000	Rabun County, GA, Development Authority Revenue, Nocoochee
	School Project, LOC-SunTrust Bank, 2.090%, 4/2/08 (a)	14,500,000
10,135,000	Richmond County Hospital Authority, University Health Services Inc.
	Project, LOC-SunTrust Bank, 2.090%, 4/2/08 (a)	10,135,000
4,900,000	Richmond County, GA, DFA Educational Facilities, St. Mary on the Hill
	Project, LOC-Wachovia Bank, 2.150%, 4/3/08 (a)	4,900,000
14,200,000	Roswell, GA, Housing Authority, MFH Revenue, Post Canyon Project,
	FNMA-Collateralized, 2.080%, 4/2/08 (a)	14,200,000
5,200,000	Savannah, GA, EDA Revenue, Savannah Country Day School,
	LOC-Branch Banking & Trust, 2.280%, 4/3/08 (a)	5,200,000
3,515,000	Stephens County, GA, Development Authority, IDR, CMC of Georgia Inc.
	Project, LOC-Branch Banking & Trust, 2.380%, 4/3/08 (a)(b)	3,515,000
4,210,000	Union County, GA, Development Authority Revenue, Boy Scouts of
	America Atlanta Project, LOC-SunTrust Bank, 2.090%, 4/2/08 (a)	4,210,000

	Total Georgia	545,109,399

	Idaho — 0.3%
1,200,000	Idaho Health Facility Authority Revenue, St. Lukes Regional Medical
	Center Project, FSA, SPA-Bayerische Landesbank, 1.200%, 4/1/08 (a)	1,200,000
30,000,000	Idaho State, GO, TAN, 4.500% due 6/30/08	30,054,742

	Total Idaho	31,254,742

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2008 Annual Report  |  15

Schedule of investments continued
March 31, 2008

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

FACE AMOUNT	SECURITY	VALUE

	Illinois — 6.1%
	Chicago, IL:
	GO:
$17,400,000	Refunding Project, FSA, LOC-Dexia Credit Local,
	2.210%, 4/3/08 (a)	$17,400,000
20,000,000	Tender Notes, LOC-Harris N.A., 1.050% due 2/5/09 (c)	20,000,000
18,000,000	Water & Revenue Second Lien Notes, LOC-JPMorgan Chase,
	2.000%, 4/2/08 (a)	18,000,000
6,675,000	Housing Authority Capital Program Revenue, Refunding, FSA,
	5.000% due 7/1/08	6,734,862
3,230,000	MFH, Hyde Park Redevelopment Ltd. Project, LOC-Harris Bank,
	2.410%, 4/3/08 (a)(b)	3,230,000
9,800,000	O’Hare International Airport Revenue, General Airport,
	LOC-Bayerische Landesbank, 1.850%, 4/2/08 (a)(b)	9,800,000
39,189,000	O’Hare International Airport, LOC-Societe Generale,
	2.100%, 4/2/08 (a)(b)	39,189,000
9,400,000	Tax Increment Revenue, Tax Allocation Bonds, Near North
	Redevelopment Project, Senior Lien, LOC-Bank of New York,
	2.200%, 4/2/08 (a)	9,400,000
	Cook County, IL:
1,000,000	Catholic Theological University Project, LOC-Harris Trust and
	Savings Bank, 2.180%, 4/2/08 (a)	1,000,000
2,020,000	Community Consolidated School District No. 21 Wheeling, GO,
	Refunding, FSA, 4.000% due 12/1/08	2,054,766
5,700,000	GO, Capital Improvement, SPA-Depfa Bank PLC, 2.100%, 4/3/08 (a)	5,700,000
	IDR:
1,625,000	Kenneth Properties Project, LOC-LaSalle Bank,
	2.200%, 4/3/08 (a)(b)	1,625,000
1,895,000	Little Lady Foods Inc. Project, LOC-LaSalle Bank,
	2.200%, 4/3/08 (a)(b)	1,895,000
7,185,000	Crestwood, IL, Tax Increment Revenue, Cicero Redevelopment Project,
	LOC-Fifth Third Bank, 2.270%, 4/3/08 (a)	7,185,000
6,950,000	Du Page & Will Counties, IL, Community School District No. 204,
	Indian Prarie Community School District, GO, 5.000% due 12/30/08	7,153,935
14,715,000	Elgin, IL, Educational Facilities Revenue, Harvest Christian Academy,
	LOC-Fifth Third Bank, 2.050%, 4/3/08 (a)	14,715,000
	Illinois DFA:
2,000,000	Carmel High School Project, LOC-LaSalle Bank, 2.200%, 4/2/08(a)	2,000,000
	IDR:
5,000,000	Prairie Packaging Inc. Project, LOC-LaSalle Bank,
	2.200%, 4/3/08 (a)(b)	5,000,000
2,195,000	Profile Packaging Inc. Project, LOC-LaSalle Bank,
	2.200%, 4/3/08 (a)(b)	2,195,000
3,040,000	Six West Hubbard Street, LOC-LaSalle Bank,
	2.850%, 4/1/08 (a)(b)	3,040,000
4,500,000	Oak Park Residence Corp. Project, LOC-LaSalle Bank,
	2.100%, 4/3/08 (a)	4,500,000
3,940,000	Xavier University Project, LOC-LaSalle Bank, 2.100%, 4/3/08(a)	3,940,000

See Notes to Financial Statements.

16  |  Western Asset Municipal Money Market Fund 2008 Annual Report

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

FACE AMOUNT	SECURITY	VALUE

	Illinois — 6.1% (continued)
	Illinois Finance Authority Revenue:
$21,820,000	Alexian Brothers Health Systems, FSA, SPA-Harris Bank,
	1.880%, 4/3/08(a)	$21,820,000
2,700,000	Alexian Brothers Health, LOC-Bank One N.A., 1.950%, 4/3/08(a)	2,700,000
7,300,000	Cristo Rey Jesuit High School Project, LOC-JPMorgan Chase,
	2.100%, 4/3/08(a)	7,300,000
7,500,000	Educational Facility de Salle Project, LOC-Fifth Third Bank,
	2.270%, 4/4/08(a)	7,500,000
9,000,000	Elmhurst College, LOC-Bank of America N.A., 2.100%, 4/3/08(a)	9,000,000
8,825,000	GO, Latin School Project, LOC-JPMorgan Chase, 2.200%, 4/3/08(a)	8,825,000
9,000,000	Illinois College, LOC-U.S. Bank, 2.230%, 4/3/08(a)	9,000,000
4,000,000	Lake Forest Country Day School, LOC-Northern Trust Company,
	2.180%, 4/2/08(a)	4,000,000
29,600,000	Landing at Plymouth Place, LOC-LaSalle Bank, 2.050%, 4/3/08(a)	29,600,000
11,525,000	Latin School Project, LOC-JPMorgan Chase, 2.200%, 4/3/08(a)	11,525,000
12,500,000	Monarch Landing Inc., LOC-Fifth Third Bank, 2.050%, 4/3/08(a)	12,500,000
7,000,000	Northwestern Memorial Hospital, 2.050%, 4/3/08(a)	7,000,000
37,160,000	OSF Healthcare System, FSA, SPA-JPMorgan Chase,
	1.950%, 4/2/08(a)	37,160,000
35,000,000	Refunding, Loyola University Health System, LOC-JPMorgan Chase,
	2.080%, 4/2/08(a)	35,000,000
	Resurrection Health:
7,330,000	LOC-JPMorgan Chase, 1.320%, 4/1/08(a)	7,330,000
4,050,000	LOC-LaSalle Bank N.A., 2.070%, 4/3/08(a)	4,050,000
5,620,000	Riverside Health Systems, Radian, LOC-JPMorgan Chase,
	3.050%, 4/2/08(a)	5,620,000
13,685,000	Smith Village Project, LOC-LaSalle Bank, 2.070%, 4/3/08(a)	13,685,000
71,350,000	The Clare at Water Project, LOC-LaSalle Bank, 2.070%, 4/3/08(a)	71,350,000
4,605,000	Uhlich Children’s Advantage, LOC-JPMorgan Chase,
	2.260%, 4/3/08(a)	4,605,000
	YMCA Metropolitan Chicago Project:
8,300,000	LOC-Harris Bank, 2.200%, 4/2/08(a)	8,300,000
9,500,000	LOC-Harris Trust & Savings Bank, 2.200%, 4/2/08(a)	9,500,000
	Illinois Health Facilities Authority:
11,250,000	Pekin Memorial Hospital, LOC-Fifth Third Bank, 2.300%, 4/3/08(a)	11,250,000
7,175,000	Rosalind Franklin University of Medicine & Sciences,
	LOC-Bank One, 2.000%, 4/2/08(a)	7,175,000
11,600,000	Illinois Health Facilities Authority Revenue, Gottlieb Health
	Resources Inc. LOC-Harris Trust, 2.000%, 4/2/08(a)	11,600,000
6,215,000	Illinois Housing Development Authority, MFH Revenue, Refunding,
	Mortgage, Hyde Park Tower, FNMA, LIQ-FNMA, 2.350%, 4/2/08(a)(b)	6,215,000
	Illinois State Toll Highway Authority, Highway Revenue:
15,000,000	Refunding Senior Priority, 2.100%, 4/3/08(a)	15,000,000
10,000,000	Refunding, FSA, SPA-Dexia Credit Local, 2.060%, 4/3/08(a)	10,000,000
14,700,000	Illinois State, GO, SPA-Depfa Bank PLC, 2.130%, 4/2/08(a)	14,700,000
2,950,000	Libertyville, IL, Industrial Revenue, Fabrication Technologies,
	LOC-LaSalle Bank NA, 2.200%, 4/3/08(a)(b)	2,950,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2008 Annual Report  |  17

Schedule of investments continued
March 31, 2008

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

FACE AMOUNT	SECURITY	VALUE

	Illinois — 6.1% (continued)
$3,300,000	Lockport, IL, IDR, Panduit Corp. Project, LOC-Fifth Third Bank,
	2.270%, 4/2/08(a)(b)	$3,300,000
10,800,000	Oak Forest Illinois Revenue, Weekly Mode-Homewood Pool,
	LOC-Fifth Third Bank, 2.250%, 4/4/08(a)	10,800,000
1,040,000	Oak Lawn, IL, IDR, Lavergne Partners Project, LOC-LaSalle Bank,
	2.200%, 4/3/08(a)(b)	1,040,000
3,900,000	Peoria, IL, Multi-Family Revenue, Housing, Oak Woods Apartments
	Project, FNMA, LIQ-FNMA, 2.290%, 4/3/08(a)(b)	3,900,000
4,725,000	Plainfield, IL, IDR, Plainfield Molding Project, LOC-LaSalle Bank,
	2.200%, 4/3/08(a)(b)	4,725,000
1,000,000	Romeoville, IL, Revenue, Refunding, Lewis University,
	LOC-JPMorgan Chase, 1.300%, 4/1/08(a)	1,000,000

	Total Illinois	616,782,563

	Indiana — 1.8%
7,550,000	Dearborn County, IN, EDR, Dearborn County Hospital Project,
	LOC-JPMorgan Chase, 2.250%, 4/4/08(a)	7,550,000
9,800,000	Goshen Inc., Industrial EDR, Goshen College Project, LOC-JPMorgan
	Chase Bank, 2.200%, 4/3/08(a)	9,800,000
	Indiana Health & Educational Facilities Financing Authority Revenue:
7,035,000	Refunding, Community Village Hartsfield, LOC-Harris N.A.,
	2.050%, 4/3/08(a)	7,035,000
11,000,000	Union Hospital Inc., LOC-Fifth Third Bank, 2.250%, 4/4/08(a)	11,000,000
	Indiana Health Facilities Financing Authority Revenue:
800,000	Community Health Network Project, LOC-Fifth Third Bank,
	2.250%, 4/3/08(a)	800,000
8,700,000	Franciscan Eldercare Project, LOC-LaSalle Bank,
	2.050%, 4/3/08(a)	8,700,000
7,810,000	Indiana State Development Finance Authority Revenue, Educational
	Facilities, Heritage School Project, LOC-Keybank N.A.,
	2.130%, 4/2/08(a)	7,810,000
	Indiana State Finance Authority Revenue, Lease Appropriation:
10,800,000	2.000%, 4/2/08(a)	10,800,000
31,700,000	2.000%, 4/3/08(a)	31,700,000
17,500,000	2.000%, 4/7/08(a)	17,500,000
3,000,000	Indiana State Housing & CDA, Single Family Mortgage Revenue,
	Mortgage, LOC-Depfa Bank PLC, 2.250%, 4/3/08(a)(b)	3,000,000
32,600,000	Indiana State Office Building Commission Facilities Pendleton,
	Juvenile Facility, 2.000%, 4/2/08(a)	32,600,000
10,000,000	Indianapolis Airport Authority, 2.750% due 4/1/08	10,000,000
	Purdue University Revenue:
7,900,000	Student Facilities Systems, 1.800%, 4/2/08(a)	7,900,000
5,300,000	Student Fee, 2.080%, 4/2/08(a)	5,300,000
7,400,000	St Joseph County, IN, EFA Revenue, University of Notre Dame,
	Du Lac Project, 1.500%, 4/3/08(a)	7,400,000

	Total Indiana	178,895,000

See Notes to Financial Statements.

18  |  Western Asset Municipal Money Market Fund 2008 Annual Report

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

FACE AMOUNT	SECURITY	VALUE

	Iowa — 1.1%
$965,000	Grinnell, IA, Hospital Revenue, Grinnell Medical Center,
	LOC-U.S. Bank, 1.330%, 4/1/08(a)	$965,000
	Iowa Finance Authority:
7,000,000	MFH Revenue, Windsor on the River LLC, LOC-Wells Fargo
	Bank N.A., 2.290%, 4/3/08(a)(b)	7,000,000
7,300,000	MFH, SPA-Dexia Credit Local, 3.000%, 4/3/08(a)(b)	7,300,000
4,500,000	Revenue, Iowa State Revolving Fund, 5.000% due 8/1/08	4,558,441
34,500,000	Revenue, Refunding, Trinity Health SPA-JPMorgan Chase,
	Northern Trust, 1.950%, 4/3/08(a)	34,500,000
5,000,000	Single Family Mortgage Bonds, 2.250%, 4/3/08(a)(b)	5,000,000
6,000,000	Wesley Retirement Services Inc. Project, LOC-Wells Fargo Bank,
	2.050%, 4/3/08(a)	6,000,000
8,000,000	Iowa Higher Education Loan Authority Revenue, Private College,
	University of Dubuque, LOC-Northern Trust Company,
	1.300%, 4/1/08(a)	8,000,000
25,000,000	Iowa State, TRAN, 4.000% due 6/30/08	25,045,323
10,500,000	Iowa State School Cash Anticipation Program, Iowa School Corps, FSA,
	3.750% due 1/23/09	10,591,254

	Total Iowa	108,960,018

	Kansas — 0.4%
26,150,000	Kansas State Department of Transportation Highway Revenue,
	SPA-Dexia Credit Local & Westdeutsche Landesbank,
	2.150%, 4/3/08(a)	26,150,000
1,325,000	Kansas State Department of Transportation, KS, Transportation
	Highway Revenue, 1.780%, 4/2/08(a)	1,325,000
6,765,000	Kansas State Development Finance Authority, Hospital Revenue,
	Adventist Health, Sunbelt, LOC-SunTrust Bank, 2.170%, 4/3/08(a)	6,765,000
4,500,000	Prairie Village, KS, Multi-Family Revenue, Refunding, Corinth Place
	Apartments Project, FHLMC, LIQ-FHLMC, 2.250%, 4/3/08(a)	4,500,000

	Total Kansas	38,740,000

	Kentucky — 0.9%
900,000	Berea, KY, Educational Facilities Revenue, Berea College Project,
	1.250%, 4/1/08(a)	900,000
2,715,000	Boone County, KY, Industrial Building Revenue, Kiswel Inc. Project,
	LOC-Branch Banking & Trust, 2.380%, 4/3/08(a)(b)	2,715,000
	Breckinridge County, KY:
175,000	Association of Counties Leasing Trust Lease Program Revenue,
	LOC-U.S. Bank, 1.300%, 4/1/08(a)	175,000
3,615,000	Lease Program Revenue, Kentucky Association of Counties Leasing
	Trust, LOC-U.S. Bank N.A., 2.000%, 4/2/08(a)	3,615,000
7,700,000	Carroll County, KY, Solid Waste Disposal Revenue, BPB Acquisition
	Project, LOC-Bank of America N.A., 2.160%, 4/2/08(a)(b)	7,700,000
4,300,000	Christian County Association of County Leasing Trust Lease Program,
	LOC-U.S. Bank N.A., 1.300%, 4/1/08(a)	4,300,000
1,000,000	Christian County, KY, Association of County Leasing Trust Lease
	Program, LOC-U.S. Bank N.A, 1.300%, 4/1/08(a)	1,000,000
17,000,000	County of Allen, KY, Revenue, Camp Courageous Project,
	LOC-SunTrust Bank, 2.090%, 4/2/08(a)	17,000,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2008 Annual Report  |  19

Schedule of investments continued
March 31, 2008

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Kentucky — 0.9% (continued)
$8,000,000	Fulton County, KY, United Healthcare Hospital Co.,
	LOC-Wachovia Bank, 2.150%, 4/2/08(a)	$8,000,000
14,750,000	Georgetown, KY, Industrial Building Revenue, Refunding,
	Georgetown College Project, LOC-Fifth Third Bank,
	2.250%, 4/4/08(a)	14,750,000
3,000,000	Kentucky Economic Development Finance Authority, Industrial
	Building Revenue, Republic Services Inc. Project, LOC-Bank of
	America N.A., 2.650%, 4/3/08(a)(b)	3,000,000
	Kentucky Housing Corp., Housing Revenue:
9,800,000	2.000%, 4/2/08(a)(b)	9,800,000
4,700,000	2.100%, 4/2/08(a)(b)	4,700,000
	SPA-Kentucky Housing Corp.:
2,000,000	2.100%, 4/2/08(a)(b)	2,000,000
3,285,000	2.050%, 4/3/08(a)(b)	3,285,000
3,000,000	Louisville & Jefferson County, KY, Regional Airport Authority, UPS
	Worldwide Forwarding, 1.350%, 4/1/08(a)(b)	3,000,000
5,000,000	Minor Lane Heights, KY, Solid Waste Disposal Revenue, Waste
	Management of Kentucky LLC Project, LOC-Wachovia Bank N.A.,
	2.240%, 4/3/08(a)(b)	5,000,000

	Total Kentucky	90,940,000

	Louisiana — 1.0%
20,000,000	Ascension Parish, LA, IDB Inc., Revenue, Geismar Project,
	LOC-SunTrust Bank, 2.090%, 4/2/08(a)	20,000,000
4,000,000	Calcasieu Parish, LA, Public Trust Authority Solid Waste Disposal
	Revenue, WPT Corp. Project, LOC-Bank of America,
	2.350%, 4/2/08(a)(b)	4,000,000
11,520,000	Louisiana Local Government Environmental Facilities & CDA Revenue,
	Refunding, Healthcare Facilities Baton, LOC-LaSalle Bank,
	2.260%, 4/3/08(a)	11,520,000
12,910,000	Louisiana PFA Revenue, Comm-Care Louisiana Project,
	LOC-JPMorgan Chase, 2.210%, 4/3/08(a)	12,910,000
	Louisiana State Offshore Terminal Authority, Deepwater Port Revenue:
17,705,000	LOC-JPMorgan Chase, 2.090%, 4/2/08(a)	17,705,000
	Refunding, Loop LLC Project, LOC-SunTrust Bank:
7,100,000	1.250%, 4/1/08(a)	7,100,000
27,020,000	2.090%, 4/2/08(a)	27,020,000
3,000,000	St. Charles Parish, LA, PCR, Shell Oil Co., Norco Project,
	1.350%, 4/1/08(a)(b)	3,000,000

	Total Louisiana	103,255,000

	Maine — 0.0%
2,670,000	Auburn, ME, Revenue Obligation Securities, Morin Brick Co. Project,
	LOC-Bank of America, 2.200%, 4/3/08(a)(b)	2,670,000
1,360,000	Gorham, ME, Revenue Obligation Montalvo Properties LLC Project,
	LOC-SunTrust Bank, 2.270%, 4/2/08(a)(b)	1,360,000

	Total Maine	4,030,000

See Notes to Financial Statements.

20  |  Western Asset Municipal Money Market Fund 2008 Annual Report

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Maryland — 5.2%
	Baltimore County, MD:
$49,100,000	Public Improvement BAN, TECP LIQ BNP Paribas, 2.250%
	due 6/25/08	$49,100,000
3,020,000	EDR, Republic Services Inc. Project, LOC-Bank of America,
	2.200%, 4/3/08(a)(b)	3,020,000
14,900,000	Baltimore, MD, IDA, Baltimore Capital Acquisition,
	LOC-Bayerische Landesbank, 2.000%, 4/2/08(a)	14,900,000
	Howard County, MD:
8,000,000	2.300% due 4/2/08	8,000,000
8,200,000	Multi-Family Revenue, Sherwood Crossing Apartments, LIQ-FNMA,
	2.210%, 4/3/08(a)	8,200,000
7,850,000	Maryland CDA, Department of Housing & Community, SPA-Lloyds
	Bank PLC, 2.250%, 4/3/08(a)(b)	7,850,000
	Maryland Health & Higher EFA Revenue:
2,750,000	Gaudenzia Foundation, LOC-PNC Bank, 2.130%, 4/4/08(a)	2,750,000
2,780,000	University of Maryland Medical System, LOC-Bank of America N.A.,
	2.050%, 4/3/08(a)	2,780,000
1,530,000	Maryland State, IDR, Calvert School Inc., LOC-SunTrust Bank,
	2.090%, 4/2/08(a)	1,530,000
2,435,000	Maryland State Community Development Administration,
	Multi-Family Development Princess Project E, LOC-Bank of America,
	2.250%, 4/2/08(a)(b)	2,435,000
	Maryland State Economic Development Corp.:
13,000,000	Lease Revenue, Constellation Energy Group, LOC-Wachovia Bank,
	2.200%, 4/3/08(a)(b)	13,000,000
	EDR:
1,920,000	Academy of Sciences Project, LOC-Bank of America N.A.,
	2.100%, 4/3/08(a)	1,920,000
2,650,000	Catholic Relief Services Facility, LOC-Bank of America N.A.,
	2.100%, 4/3/08(a)	2,650,000
	Revenue:
850,000	Goodwill Industries International Inc., LOC-SunTrust Bank,
	2.090%, 4/2/08(a)	850,000
16,800,000	Refunding, Constellation Energy Inc., LOC-Wachovia Bank,
	1.900%, 4/3/08(a)	16,800,000
5,600,000	Your Public Radio Corp. Project, LOC-PNC Bank,
	2.130%, 4/4/08(a)	5,600,000
	Maryland State Health & Higher EFA:
20,765,000	2.720% due 6/2/08	20,765,000
21,216,000	1.800% due 7/7/08	21,216,000
7,613,000	1.650% due 7/8/08	7,613,000
	Maryland State Health & Higher EFA Revenue:
13,900,000	2.050% due 6/10/08	13,900,000
21,900,000	Charlestown Community, LOC-Bank of America, 2.100%, 4/2/08(a)	21,900,000
500,000	Gilman School, LOC-SunTrust Bank, 2.080%, 4/2/08(a)	500,000
20,250,000	Holton-Arms School, LOC-SunTrust Bank, 2.090%, 4/2/08(a)	20,250,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2008 Annual Report  |  21

Schedule of investments continued
March 31, 2008

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Maryland — 5.2% (continued)
	John Hopkins University, TECP:
$1,000,000	Loyola College Maryland, LOC-SunTrust Bank,
	2.090%, 4/2/08(a)	$1,000,000
21,700,000	Mercy Medical Center, LOC-Wachovia Bank N.A.,
	2.040%, 4/3/08(a)	21,700,000
9,280,000	Stone Ridge School of the Sacred Heart, LOC-SunTrust Bank,
	2.090%, 4/2/08(a)	9,280,000
2,000,000	Keswick Multi-Care Center, LOC-SunTrust Bank, 2.090%, 4/2/08(a)	2,000,000
4,200,000	Landon School Issue, LOC-SunTrust Bank, 2.080%, 4/2/08(a)	4,200,000
39,655,000	Villa Julie College, LOC-Bank of America N.A., 2.050%, 4/3/08(a)	39,655,000
2,900,000	Maryland State Stadium Authority Lease Revenue, Refunding-
	Baltimore Convention, SPA-Bank of New York, 2.000%, 4/3/08(a)	2,900,000
	Maryland State Stadium Authority Sports Facilities Lease:
70,165,000	LIQ-Bank of America, 2.450%, 4/2/08(a)(b)	70,165,000
14,840,000	Revenue, Refunding, Football Stadium, SPA-Dexia Credit Local,
	2.000%, 4/3/08(a)	14,840,000
	Montgomery County, MD:
8,500,000	EDA Bonds, Howard Hughes Medical Institute Facilities,
	2.240%, 4/2/08(a)	8,500,000
5,570,000	EDR, Georgetown Preparatory School, LOC-Bank of America N.A.,
	2.100%, 4/3/08(a)	5,570,000
3,700,000	GO, BAN, Public Improvement, SPA-Dexia Credit Local,
	1.250%, 4/1/08(a)	3,700,000
	Housing Opportunities Commission:
	Housing Revenue:
17,350,000	Oakfield Apartments Issue I, FNMA, 1.900%, 4/2/08(a)(b)	17,350,000
10,100,000	The Grand Issue I, LIQ-Fannie Mae, 1.900%, 4/2/08(a)(b)	10,100,000
12,860,000	MFH Revenue, Housing Development, SPA-Depfa Bank PLC,
	1.880%, 4/2/08(a)	12,860,000
	Multi-Family Revenue, Housing Development:
8,145,000	GNMA/FNMA/FHLMC, SPA-Depfa Bank PLC,
	2.000%, 4/2/08(a)(b)	8,145,000
4,415,000	SPA-Depfa Bank PLC, 1.880%, 4/2/08(a)	4,415,000
1,000,000	Revenue, Sidwell Friends School, LOC-SunTrust Bank,
	2.090%, 4/2/08(a)	1,000,000
	Prince Georges County, MD:
13,900,000	MFH, Allentown Apartments, LOC-Wachovia Bank,
	2.350%, 4/3/08(a)(b)	13,900,000
17,660,000	Revenue, Refunding, Collington Episcopal Life Care Community Inc.,
	LOC-LaSalle Bank N.A., 2.050%, 4/3/08(a)	17,660,000
4,900,000	Wicomico County, MD, EDR, Harvard Custom Manufacturing Inc.
	Project, LOC-Bank of America N.A., 2.200%, 4/3/08(a)(b)	4,900,000

	Total Maryland	521,369,000

See Notes to Financial Statements.

22  |  Western Asset Municipal Money Market Fund 2008 Annual Report

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Massachusetts — 4.6%
	Commonwealth of Massachusetts:
$40,000,000	2.500% due 4/1/08	$40,000,000
	GO:
25,000,000	2.250% due 4/2/08	25,000,000
32,000,000	Refunding, LIQ-Landesbank Hessen-Thuringen,
	2.130%, 4/3/08(a)	32,000,000
3,350,000	Massachusetts HEFA, Revenue, Pool Loan Program, LOC-Citizens
	Bank, 2.050%, 4/3/08(a)	3,350,000
	Massachusetts School Building Authority:
38,500,000	2.220% due 4/2/08	38,500,000
45,500,000	1.770% due 7/7/08	45,500,000
	Massachusetts State DFA, Revenue:
4,000,000	Brooksby Village Inc. Project, LOC-LaSalle Bank,
	2.000%, 4/3/08(a)	4,000,000
700,000	Harvard University, 1.400%, 4/3/08(a)	700,000
6,000,000	Lasell College, LOC-Citizens Bank of MA, 2.230%, 4/3/08(a)	6,000,000
6,110,000	Phillips Academy, SPA-Bank of New York, 2.270%, 4/3/08(a)	6,110,000
4,455,000	Refunding, Wentworth Institute of Technology A, LOC-JPMorgan
	Chase, 2.320%, 4/3/08(a)	4,455,000
2,500,000	Smith College Project, 1.800%, 4/3/08(a)	2,500,000
19,500,000	Smith College, SPA-Morgan Stanley, 2.100%, 4/3/08(a)	19,500,000
7,700,000	St. Mark’s School, LOC-Bank of America, 2.210%, 4/3/08(a)	7,700,000
	Massachusetts State DFA, Solid Waste Disposal Revenue,
	Newark Group Project, LOC-Wachovia Bank N.A:
1,300,000	2.150%, 4/2/08(a)(b)	1,300,000
2,300,000	2.150%, 4/2/08(a)(b)	2,300,000
21,500,000	Massachusetts State Health & Higher EFA Revenue,
	1.800% due 5/15/08	21,500,000
	Massachusetts State HEFA:
	Amherst College:
3,970,000	1.850%, 4/3/08(a)	3,970,000
600,000	1.850%, 4/3/08(a)	600,000
4,200,000	Harvard University, 1.750%, 4/3/08(a)	4,200,000
100,000	Partners Healthcare Systems, 1.250%, 4/1/08(a)	100,000
14,555,000	Pool Loan Program, LOC-Citizens Bank, 2.050%, 4/3/08(a)	14,555,000
10,000,000	Suffolk University, LOC-JPMorgan Chase, 2.300%, 4/3/08(a)	10,000,000
3,150,000	Williams College, 1.800%, 4/2/08(a)	3,150,000
	Massachusetts State HEFA Revenue:
16,900,000	0.950% due 6/5/08	16,900,000
9,600,000	Boston University, 1.870%, 4/2/08(a)	9,600,000
	Capital Asset Program:
15,600,000	LOC-Bank of America, 2.050%, 4/3/08(a)	15,600,000
5,250,000	LOC-Bank of MA, 2.050%, 4/3/08(a)	5,250,000
3,300,000	LOC-Citizens Bank of MA, 2.050%, 4/3/08(a)	3,300,000
11,795,000	Capital Asset, LOC-Bank of America, 2.050%, 4/3/08(a)	11,795,000
5,410,000	Capital Asset, LOC-Citizens Bank, 2.050%, 4/3/08(a)	5,410,000
2,100,000	Hallmark Health System, FSA, SPA-Bank of America, 2.000%, 4/3/08(a)	2,100,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2008 Annual Report  |  23

Schedule of investments continued
March 31, 2008

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

FACE AMOUNT	SECURITY	VALUE

	Massachusetts — 4.6% (continued)
$3,100,000	Harvard University, 1.750%, 4/3/08(a)	$3,100,000
3,000,000	Wellesley College, 1.750%, 4/3/08(a)	3,000,000
27,490,000	Massachusetts State Housing Finance Agency Revenue, LOC-Lloyds
	TSB Bank PLC, 2.380%, 4/3/08(a)(b)	27,490,000
8,700,000	Massachusetts State IFA Revenue, Whitehead Institute Biomed
	Research, SPA-Bank of America, 1.900%, 4/2/08(a)	8,700,000
	Massachusetts State Water Resources Authority:
15,000,000	1.900% due 6/5/08	15,000,000
4,000,000	Multi-Modal, LOC-Helaba, 2.050%, 4/2/08(a)	4,000,000
	Massachusetts State, GO:
700,000	Central Artery, SPA-State Street Bank & Trust Co., 1.250%, 4/1/08(a)	700,000
	Consolidated Loan:
2,345,000	SPA-Bank of America, 1.470%, 4/1/08(a)	2,345,000
2,300,000	SPA-Dexia Credit Local, 1.470%, 4/1/08(a)	2,300,000
5,235,000	Refunding, FSA, 5.250% due 1/1/09	5,383,076
15,000,000	SPA-Westdeutsche Landesbank, 2.050%, 4/3/08(a)	15,000,000
11,364,500	New Bedford, MA, GO, BAN, 2.500% due 2/13/09	11,511,042

	Total Massachusetts	465,474,118

	Michigan — 1.3%
	Detroit, MI:
5,300,000	Sewer Disposal Revenue, Refunding, FSA, LIQ-Dexia Credit Local,
	2.250%, 4/3/08(a)	5,300,000
10,275,000	Water Supply System, Second Lien, FSA-Insured, SPA-Depfa Bank
	PLC, 2.100%, 4/3/08(a)	10,275,000
6,030,000	Kent Hospital Finance Authority, MI, Michigan Limited Obligation
	Revenue, Pine Rest Christian Health, LOC-Fifth Third Bank,
	2.250%, 4/4/08(a)	6,030,000
900,000	Michigan Higher Education Facilities Authority, Refunding Ltd.
	Obligation University Detroit, 1.300%, 4/1/08(a)	900,000
25,000,000	Michigan State, LOC-Depfa Bank PLC, 4.000% due 9/30/08	25,129,795
	Michigan State Hospital Finance Authority Revenue:
7,500,000	Ltd. Obligation Radiation, LOC-Fifth Third Bank, 2.250%, 4/4/08(a)	7,500,000
	Trinity Health Credit:
400,000	SPA-Bank of America N.A., 1.250%, 4/1/08(a)	400,000
2,575,000	SPA-Bank of Nova Scotia, 1.250%, 4/1/08(a)	2,575,000
20,000,000	Michigan State Housing Development Authority, SPA-KBC Bank N.V.,
	2.280%, 4/2/08(a)(b)	20,000,000
	Michigan State Strategic Fund:
10,800,000	Grand Rapid Christian School, LOC-Fifth Third Bank,
	2.250%, 4/4/08(a)	10,800,000
5,800,000	Limited Obligation Revenue, Transnav Technologies Inc.,
	LOC-LaSalle Bank Midwest, 2.220%, 4/3/08(a)(b)	5,800,000
2,245,000	Michigan State University Revenue, SPA-Landesbank
	Hessen-Thuringen, 2.050%, 4/2/08(a)	2,245,000
5,000,000	Michigan State, HDA, SPA-Depfa Bank PLC, 2.130%, 4/2/08(a)	5,000,000
11,515,000	Milan, MI, Area Schools, GO, Refunding, Q-SBLF, LOC-Landesbank
	Hessen-Thuringen, 2.150%, 4/3/08(a)	11,515,000

See Notes to Financial Statements.

24  |  Western Asset Municipal Money Market Fund 2008 Annual Report

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

FACE AMOUNT	SECURITY	VALUE

	Michigan — 1.3% (continued)
$5,635,000	Southfield, MI, Economic Development, Lawrence Tech University
	Project, LOC-JPMorgan Chase, 3.500%, 4/2/08(a)	$5,635,000
	University of Michigan Revenue:
6,900,000	Hospital, 2.080%, 4/3/08(a)	6,900,000
200,000	Medical Service Plan, 1.250%, 4/1/08(a)	200,000
700,000	Refunding, Hospital, 1.250%, 4/1/08(a)	700,000

	Total Michigan	126,904,795

	Minnesota — 1.7%
5,090,000	Bloomington, MN, MFH, Norlan Partners LP, LIQ-FNMA,
	2.310%, 4/3/08(a)(b)	5,090,000
2,910,000	Crystal, MN, MFH, FHLMC, LIQ-FHLMC, 2.450%, 4/3/08(a)(b)	2,910,000
18,500,000	Duluth, MN, GO, Aid Anticipation CTFS Indebtedness,
	2.500% due 12/31/08	18,706,622
3,500,000	Minneapolis & St. Paul, MN, 1.750% due 5/6/08	3,500,000
8,815,000	Minnesota HEFA Revenue, MN, Carleton College, SPA-Wells Fargo
	Bank, 1.800%, 4/3/08(a)	8,815,000
	Minnesota Housing Finance Agency:
30,895,000	Residential Housing Finance, SPA-Lloyds TSB Bank,
	2.300%, 4/3/08(a)(b)	30,895,000
7,025,000	Residential Housing, SPA-Lloyds TSB Bank, 2.300%, 4/3/08(a)(b)	7,025,000
8,500,000	Minnesota School Districts Tax & Aid Anticipation Borrowing Program,
	Aid Anticipation CTFS Indebtedness, 4.500% due 8/28/08	8,528,687
29,900,000	Minnesota State Housing Finance Agency, Residential Housing,
	SPA-Lloyds TSB Bank PLC, 2.300%, 4/3/08(a)(b)	29,900,000
6,200,000	Minnesota State, GO, 5.000% due 11/1/08	6,287,083
	Regents of The University:
13,850,000	0.950% due 4/4/08	13,850,000
5,000,000	2.000% due 5/19/08	5,000,000
11,500,000	Rochester, MN, GO, Waste Water, SPA-Depfa Bank PLC,
	2.220%, 4/3/08(a)	11,500,000
7,780,000	St. Cloud, MN, Health Care Revenue, Centracare Health Systems,
	SPA-JPMorgan Chase, 2.070%, 4/3/08(a)	7,780,000
10,000,000	St. Paul, MN, Housing & Redevelopment Authority, MFH Revenue,
	Highland Ridge Project, FHLMC, LIQ-FHLMC, 2.250%, 4/3/08(a)	10,000,000
1,960,000	University of Minnesota, SPA-Landesbank Hessen-Thuringen,
	2.080%, 4/2/08(a)	1,960,000

	Total Minnesota	171,747,392

	Mississippi — 1.0%
	Mississippi Business Finance Corp.:
	Gulf Opportunity Zone:
	Chevron USA Inc. Project:
24,500,000	2.050%, 4/2/08(a)	24,500,000
10,000,000	2.080%, 4/2/08(a)	10,000,000
6,650,000	Revenue, Petal Gas Storage LLC, LOC-SunTrust Bank,
	2.090%, 4/2/08(a)	6,650,000
35,000,000	SG Resources Mississippi LLC Project, LOC-SunTrust Bank,
	2.090%, 4/2/08(a)	35,000,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2008 Annual Report  |  25

Schedule of investments continued
March 31, 2008

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

FACE AMOUNT	SECURITY	VALUE

	Mississippi — 1.0% (continued)
	IDR:
$1,000,000	Central Mississippi Banking Co. LLP, LOC-Bank of
	America N.A., 2.200%, 4/3/08(a)(b)	$1,000,000
3,995,000	VC Regional Assembly & Manufacturing LLC Project,
	LOC-JPMorgan Chase, 2.160%, 4/2/08(a)(b)	3,995,000
6,900,000	Solid Waste Disposal Revenue, Waste Management Inc. Project,
	LOC-JPMorgan Chase, 2.200%, 4/3/08(a)(b)	6,900,000
	Mississippi State, GO:
2,880,000	Capital Imports Issue, 6.000% due 11/1/08	2,961,975
1,205,000	Local Systems Bridge Rehab Fund Project, 5.000% due 8/1/08	1,220,642
4,000,000	Refunding, 5.900% due 11/15/08	4,118,898

	Total Mississippi	96,346,515

	Missouri — 1.1%
22,050,000	Bi-State Development Agency, MO, Metrolink Cross County, FSA,
	SPA-WESTLB AG, 2.250%, 4/2/08(a)	22,050,000
35,000,000	Curators of the University of Missouri, Capital Projects Notes,
	4.500% due 6/30/08	35,066,548
4,150,000	Kansas City, MO, IDA, Revenue, Ewing Marion Kauffman,
	1.300%, 4/1/08(a)	4,150,000
	Missouri State HEFA:
6,400,000	Health Facilities Revenue, SSM Health Care, FSA, SPA-UBS AG,
	1.350%, 4/1/08(a)	6,400,000
580,000	Revenue, St. Francis Medical Center, LOC-Bank of America N.A.,
	1.300%, 4/1/08(a)	580,000
1,000,000	Missouri State Highways & Transit Commission, State Road Revenue,
	Multi-Modal, Third Lien, LOC-State Street Bank & Trust,
	1.800%, 4/2/08(a)	1,000,000
	St. Charles County, MO:
600,000	IDA, IDR, Casalon Apartments Project, FNMA-Collateralized,
	2.230%, 4/3/08(a)	600,000
2,400,000	Public Water Supply, District No. 2, COP, LOC-Bank of America N.A.,
	2.100%, 4/3/08(a)	2,400,000
	St. Louis County, MO, IDA:
4,000,000	MFH Revenue, Black Forest Apartments Project, FNMA, LIQ-FNMA,
	2.310%, 4/3/08(a)(b)	4,000,000
9,500,000	Parque Carondelet Apartment Project, LIQ-FHLMC,
	2.320%, 4/3/08(a)(b)	9,500,000
18,000,000	Pelican Cove Project, LIQ-FNMA, 2.200%, 4/3/08(a)	18,000,000
10,000,000	Refunding, Merchandise Mart, LIQ-FHLMC, 2.280%, 4/3/08(a)(b)	10,000,000

	Total Missouri	113,746,548

	Nebraska — 1.3%
	American Public Energy Agency, NE, Gas Supply Revenue:
5,497,000	National Public Gas Agency Project, SPA-Societe Generale,
	1.800%, 4/3/08(a)	5,497,000
4,000,000	National Public Gas Agency, SPA-Societe Generale,
	2.000%, 4/3/08(a)	4,000,000
45,145,000	SPA-Societe Generale, 1.800%, 4/3/08(a)	45,145,000

See Notes to Financial Statements.

26  |  Western Asset Municipal Money Market Fund 2008 Annual Report

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

FACE AMOUNT	SECURITY	VALUE

	Nebraska — 1.3% (continued)
$8,375,000	Nebraska Elementary & Secondary School Finance Authority,
	Education Facilities Revenue, Lutheran School Project Fund,
	LOC-Fifth Third Bank, 1.290%, 4/1/08 (a)	$8,375,000
	Nebraska Investment Finance Authority:
6,000,000	MFH Riverbend Apartments Project, LOC-LaSalle Bank,
	2.200%, 4/3/08 (a)(b)	6,000,000
3,000,000	Multi-Family Revenue, Housing Irvington Heights,
	LOC-Citibank N.A., 2.150%, 4/3/08 (a)(b)	3,000,000
47,900,000	Nebraska Public Power District, 2.100% due 7/1/08	47,900,000
10,000,000	Scotts Bluff County, NE, Hospital Authority, Revenue, Refunding,
	Regional West Medical Center, LOC-Keybank N.A., 2.090%, 4/3/08 (a)	10,000,000

	Total Nebraska	129,917,000

	Nevada — 1.2%
	Carson City, NV, Hospital Revenue:
9,200,000	Carson Tahoe Regional Medical Center, LOC-U.S. Bank,
	2.050%, 4/3/08 (a)	9,200,000
29,900,000	Tahoe Hospital Project, LOC-U.S. Bank, 2.050%, 4/3/08 (a)	29,900,000
6,500,000	Clark County School District, FSA, SPA-State Street Bank & Trust Co.,
	1.150%, 4/1/08 (a)	6,500,000
	Clark County, NV:
	Airport Revenue, LOC-Landesbank Baden-Wurttemberg:
6,500,000	2.070%, 4/2/08 (a)	6,500,000
10,000,000	2.300%, 4/2/08 (a)(b)	10,000,000
1,925,000	Nevada School District, FSA, SPA-Bayerische Landesbank,
	1.000%, 4/1/08 (a)	1,925,000
400,000	Las Vegas Valley, NV, Water District, Water Improvement, SPA-Dexia
	Credit Local, 1.450%, 4/1/08 (a)	400,000
	Las Vegas, NV, Water District:
23,700,000	1.850% due 5/15/08	23,700,000
8,500,000	1.950% due 5/21/08	8,500,000
3,170,000	Nevada Housing Division, Multi-Unit Housing Revenue, LOC-Wachovia
	Bank N.A., 2.250%, 4/3/08 (a)(b)	3,170,000
	Tuckee Meadows, NV, Water Authority:
7,157,000	2.200% due 6/3/08	7,157,000
5,950,000	2.000% due 8/4/08	5,950,000
10,250,000	LOC-Lloyds TBS Bank, 3.050% due 6/24/08	10,250,000

	Total Nevada	123,152,000

	New Hampshire — 0.7%
	New Hampshire HEFA Revenue:
1,315,000	Dartmouth College, SPA-JPMorgan Chase, 1.450%, 4/1/08 (a)	1,315,000
6,000,000	Dartmouth Hitchcock Clinic, FSA, SPA-Dexia Credit Local &
	JPMorgan Chase, 1.900%, 4/3/08 (a)	6,000,000
12,195,000	Healthcare Inc., Exeter Hospital Group, LOC-Bank of America,
	2.230%, 4/3/08 (a)	12,195,000
25,000,000	Phillips Exeter Academy, SPA-JPMorgan Chase Bank,
	2.270%, 4/3/08 (a)	25,000,000
4,600,000	Refunding Dartmouth College, SPA JPMorgan Chase,
	1.450%, 4/1/08 (a)	4,600,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2008 Annual Report  |  27

Schedule of investments continued
March 31, 2008

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

FACE AMOUNT	SECURITY	VALUE

	New Hampshire — 0.7% (continued)
	New Hampshire State Business Finance Authority:
$14,000,000	Lonza Biologics Inc., LOC-Deutsche Bank, 2.310%, 4/3/08 (a)(b)	$14,000,000
1,700,000	Luminescent Systems Inc., LOC-HSBC Holding PLC,
	2.550%, 4/2/08 (a)(b)	1,700,000
1,500,000	New Hampshire State, HEFA Revenue, Dartmouth College,
	SPA-JPMorgan Chase, 2.030%, 4/2/08 (a)	1,500,000

	Total New Hampshire	66,310,000

	New Jersey — 1.9%
15,247,000	Montclair Township, NJ, BAN, 3.750% due 12/19/08	15,338,167
2,155,000	New Jersey EDA Revenue, Refunding, Senior Mortgage Arbor Glen,
	LOC-Sovereign Bank FSB & Lloyds TSB Bank PLC, 1.580%, 4/2/08 (a)	2,155,000
100,000	New Jersey EDA School Revenue, Facilities Construction, LOC-Bank of
	Nova Scotia, Lloyds TSB Bank PLC, 1.050%, 4/1/08 (a)	100,000
395,000	New Jersey Health Care Facilities Financing Authority Revenue,
	LOC-Wachovia Bank N.A., 2.120%, 4/3/08 (a)	395,000
800,000	New Jersey State EFA Revenue, Institute of Advanced Study,
	SPA-Wachovia Bank N.A., 1.700%, 4/2/0 (a)	800,000
	New Jersey State Turnpike Authority Revenue:
17,450,000	FSA, SPA-Dexia Credit Local, 1.750%, 4/2/08 (a)	17,450,000
2,300,000	Refunding C-1, FSA, SPA-Westdeutsche Landesbank,
	1.750%, 4/2/08 (a)	2,300,000
66,566,000	Newark, NJ, GO, BAN, 3.000% due 1/23/09	66,855,781
15,000,000	Passaic County, NJ, GO, BAN, 4.000% due 5/14/08	15,011,812
68,500,000	State of New Jersey, TRAN, 4.500% due 6/24/08	68,637,104

	Total New Jersey	189,042,864

	New Mexico — 0.8%
10,465,000	Alamogordo, NM, Hospital Revenue, Refunding & Improvement,
	Gerald Region, LOC-Bank of America N.A., 2.200%, 4/3/08 (a)	10,465,000
7,000,000	New Mexico Educational Assistance Foundation, Education Loan,
	4.950% due 3/1/09 (b)	7,209,321
61,000,000	New Mexico State, TRAN, 4.500% due 6/30/08	61,112,666

	Total New Mexico	78,786,987

	New York — 2.3%
1,000,000	Long Island, NY, Power Authority, Subordinated, LOC-Bayerische
	Landesbank & Landesbank Baden-Wurttemberg, 2.200%, 4/2/08 (a)	1,000,000
	MTA:
	NY, Revenue:
12,100,000	Dedicated Tax, FSA, SPA-Dexia Credit Local, 1.800%, 4/3/08 (a)	12,100,000
1,000,000	Subordinated, LOC-Fortis Bank NY, 2.020%, 4/3/08 (a)	1,000,000
1,195,000	Transportation, LOC-BNP Paribas, 1.010%, 4/1/08 (a)	1,195,000
19,000,000	TECP, LOC-ABN AMRO Bank NY, 3.050% due 7/8/08	19,000,000
1,000,000	Nassau Health Care Corp., Refunding, FSA, SPA-Dexia Credit Local,
	1.900%, 4/3/08(a)	1,000,000

See Notes to Financial Statements.

28  |  Western Asset Municipal Money Market Fund 2008 Annual Report

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

FACE AMOUNT	SECURITY	VALUE

	New York — 2.3% (continued)
	New York City, NY:
	GO:
$2,745,000	1.800%, 4/2/08 (a)	$2,745,000
4,240,000	LOC-Bank Of New York, 1.980%, 4/2/08 (a)	4,240,000
	Subordinated:
12,700,000	LOC-Royal Bank of Scotland, 1.800%, 4/3/08 (a)	12,700,000
6,850,000	LOC-Royal Bank of Scotland, LOC-WestLB AG,
	2.020%, 4/3/08 (a)	6,850,000
	HDC:
57,600,000	Mortgage Revenue, Queens Family Courthouse Apartment,
	LOC-Citibank N.A., 2.200%, 4/2/08 (a)(b)	57,600,000
	Multi-Family Mortgage Revenue:
14,300,000	550 East 170th Street Apartments, LOC-Citibank N.A.,
	1.900%, 4/2/08 (a)(b)	14,300,000
19,395,000	The Plaza, LOC-Citibank N.A., 1.900%, 4/2/08 (a)(b)	19,395,000
	Municipal Water Finance Authority, Water & Sewer Revenue:
6,900,000	SPA-BNP Paribas, 2.000%, 4/3/08 (a)	6,900,000
20,000,000	SPA-JPMorgan Chase, 1.800%, 4/3/08 (a)	20,000,000
	New York City, NY, TFA:
3,075,000	New York City Recovery Project Revenue, LOC-Bank of New York,
	1.800%, 4/2/08 (a)	3,075,000
7,300,000	Revenue, Subordinated, LIQ-Lloyds TSB Bank, 1.750%, 4/2/08 (a)	7,300,000
4,300,000	New York State HFA, 20 River Terrace Housing, LIQ-FNMA,
	2.100%, 4/2/08 (a)	4,300,000
	New York State Housing Finance Agency, Revenue:
200,000	125 West 31st Street Housing, FNMA, LIQ-FNMA,
	2.100%, 4/2/08 (a)(b)	200,000
8,715,000	250 West 93rd Street, LOC-Landesbank Hessen-Thuringen,
	2.070%, 4/2/08 (a)(b)	8,715,000
1,000,000	350 West 43rd Street Housing, LOC-Landesbank Hessen-Thuringen,
	2.170%, 4/2/08 (a)(b)	1,000,000
1,000,000	LIQ-Fannie Mae, 1.880%, 4/2/08 (a)(b)	1,000,000
13,000,000	New York State Power Authority, 2.720% due 6/3/08	13,000,000
3,900,000	Suffolk County, NY, Industrial Development Agency, IDR, Belmont
	Villas LLC Facility, LIQ-FNMA, 2.070%, 4/3/08 (a)(b)	3,900,000
10,830,000	Triborough Bridge & Tunnel Authority, NY, Revenue, Refunding,
	Subordinated, SPA-Landesbank Baden-Wurttemberg,
	2.050%, 4/3/08 (a)	10,830,000

	Total New York	233,345,000

	North Carolina — 5.5%
	Board of Governors University of North Carolina TECP:
30,919,000	1.900% due 6/2/08	30,919,000
25,000,000	2.570% due 6/9/08	25,000,000

	Buncombe County, NC, GO, SPA-Wachovia Bank:
13,000,000	2.150%, 4/3/08 (a)	13,000,000
1,350,000	2.300%, 4/3/08 (a)	1,350,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2008 Annual Report  |  29

Schedule of investments continued
March 31, 2008

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

FACE AMOUNT	SECURITY	VALUE

	North Carolina — 5.5% (continued)
	Charlotte, NC Water & Sewer System TECP LIQ Depfa Bank PLC:
$11,387,000	2.600% due 7/24/08	$11,387,000
12,332,000	2.000% due 8/15/08	12,332,000
	Water & Sewer System Revenue:
28,765,000	SPA-Depfa Bank PLC, 2.080%, 4/3/08 (a)	28,765,000
1,000,000	SPA-Wachovia Bank, 2.100%, 4/3/08 (a)	1,000,000
	COP:
3,815,000	Governmental Facilities, SPA-Bank of America N.A.,
	2.100%, 4/3/08 (a)	3,815,000
6,300,000	Refunding Convention Facility Project B, SPA-Wachovia
	Bank N.A., 2.100%, 4/3/08 (a)	6,300,000
1,595,000	Charlotte-Mecklenburg Hospital Authority, NC, Health Care System
	Revenue, FSA, SPA-Dexia Credit Local, 2.100%, 4/3/08 (a)	1,595,000
7,700,000	Forsyth County, NC, Industrial Facilities & Pollution Control Financing
	Authority Revenue, Ltd. Obligation, Industrial Silvio Property,
	LOC-Fifth Third Bank, 2.260%, 4/4/08 (a)(b)	7,700,000
	Guilford County, NC, GO:
21,200,000	SPA-Dexia Credit Local, 2.080%, 4/3/08 (a)	21,200,000
11,290,000	SPA-Wachovia Bank, 2.100%, 4/3/08 (a)	11,290,000
	Mecklenburg County, NC, COP:
21,715,000	SPA-Depfa Bank PLC, 2.080%, 4/3/08 (a)	21,715,000
1,775,000	SPA-Landesbank Hessen-Thuringen, 2.080%, 4/3/08 (a)	1,775,000
365,000	SPA-Wachovia Bank NA, 2.080%, 4/3/08 (a)	365,000
3,000,000	Montgomery County, NC, Industrial Facilities & PCFA, Republic
	Services Project, LOC-SunTrust Bank, 1.350%, 4/1/08 (a)(b)	3,000,000
	New Hanover County, NC:
27,200,000	COP, SPA-Depfa Bank PLC, 2.080%, 4/3/08 (a)	27,200,000
	Hospital Revenue:
10,750,000	Refunding, New Hanover Regional Medical, FSA, SPA-Wachovia
	Bank N.A., 1.780%, 4/2/08 (a)	10,750,000
5,860,000	Refunding, New Hanover Regional, FSA, SPA-Wachovia Bank,
	2.250%, 4/2/08 (a)	5,860,000
700,000	North Carolina Agricultural Financial Authority, Agricultural
	Development Revenue, Coastal Carolina GIN Project, LOC-Wachovia
	Bank, 2.200%, 4/3/08 (a)(b)	700,000
	North Carolina Capital Facilities Finance Agency:
34,080,000	Duke Energy Carolinas Project B, SPA-Wachovia Bank,
	2.130%, 4/3/08 (a)(b)	34,080,000
	Educational Facilities Revenue:
2,500,000	Duke School For Children, LOC-Bank of America,
	2.100%, 4/3/08 (a)	2,500,000
10,650,000	Mars Hill College, LOC-Wachovia Bank N.A., 2.100%, 4/3/08 (a)	10,650,000
6,165,000	Shaw University, LOC-Bank of America, 2.100%, 4/3/08 (a)	6,165,000
6,300,000	Exempt Facilities Revenue, Republic Services Inc. Project,
	LOC-SunTrust Bank, 1.350%, 4/1/08 (a)(b)	6,300,000
17,000,000	Revenue, YMCA of the Triangle Area, LOC-Wachovia Bank N.A.,
	2.100%, 4/3/08 (a)	17,000,000

See Notes to Financial Statements.

30  |  Western Asset Municipal Money Market Fund 2008 Annual Report

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

FACE AMOUNT	SECURITY	VALUE

	North Carolina — 5.5% (continued)
$5,000,000	Solid Waste Disposal Revenue, Duke Energy Carolinas Project,
	LOC-Wachovia Bank, 2.200%, 4/3/08 (a)(b)	$5,000,000
1,350,000	North Carolina Educational Facilities Finance Agency Revenue,
	Revenue, Providence Day School, LOC-Bank of America,
	2.100%, 4/3/08 (a)	1,350,000
3,605,000	North Carolina EFA, Educational, Charlotte Latin, LOC-Wachovia
	Bank, 2.130%, 4/3/08 (a)	3,605,000
	North Carolina HFA:
8,610,000	Home Ownership, FSA, SPA-Bank of America, 2.400%, 4/2/08 (a)(b)	8,610,000
1,500,000	Home Ownership, 1998 TR-19C, LIQ-Bank of America,
	2.300%, 4/2/08 (a)(b)	1,500,000
5,625,000	North Carolina Housing Finance Agency, Home Ownership, LIQ-Bank
	of America N.A., 2.300%, 4/2/08 (a)(b)	5,625,000
	North Carolina Medical Care Commission:
12,630,000	Duke University Hospital, LOC-Wachovia Bank, 1.630%, 4/3/08 (a)	12,630,000
12,465,000	Health Care Facilities Revenue, Carol Woods Project, Radian,
	LOC-Branch Banking & Trust, 1.200%, 4/1/08 (a)	12,465,000
	Hospital Revenue:
30,480,000	Baptist Hospitals Project, SPA-Wachovia Bank,
	2.000%, 4/2/08 (a)	30,480,000
18,335,000	North Carolina Baptist Hospital Project, SPA-Wachovia Bank,
	2.000%, 4/3/08 (a)	18,335,000
1,700,000	Randolph Hospital, LOC-Bank of America N.A.,
	2.100%, 4/3/08 (a)	1,700,000
500,000	NC, Health Care Facilities Revenue, Novant Health Group,
	SPA-JPMorgan Chase, 1.800%, 4/2/08 (a)	500,000
	North Carolina State, GO:
2,000,000	4.750% due 4/1/08 (e)	2,040,000
21,000,000	Public Improvement, SPA-Landesbank Hessen-Thuringen,
	2.050%, 4/2/08 (a)	21,000,000
21,000,000	Refunding, LOC-Landesbank Baden-Wurttemberg,
	2.050%, 4/2/08 (a)	21,000,000
41,005,000	SPA-Bayerische Landesbank, 2.150%, 4/2/08 (a)	41,005,000
	Piedmont, NC, Triad Airport Authority, Revenue:
5,000,000	LOC-Branch Banking & Trust, 2.100%, 4/3/08 (a)	5,000,000
5,515,000	Refunding, LOC-Branch Banking & Trust, 2.200%, 4/3/08 (a)(b)	5,515,000
2,800,000	Richmond County, NC, Industrial Facilities & PCFA Revenue,
	Ritz Craft Corp. Inc. Facility, LOC-PNC Bank N.A.,
	2.170%, 4/4/08 (a)(b)	2,800,000
17,610,000	Union County, NC, GO, SPA-Depfa Bank PLC, 2.070%, 4/3/08 (a)	17,610,000
3,310,000	Wake County, NC, GO, SPA-Landesbank Hessen-Thuringen,
	2.070%, 4/3/08 (a)	3,310,000

	Total North Carolina	544,793,000

	North Dakota — 0.1%
10,500,000	North Dakota State Housing Finance Agency, Revenue, Housing
	Finance Program Home Mortgage, SPA-KBC Bank,
	2.160%, 4/2/08 (a)(b)	10,500,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2008 Annual Report  |  31

Schedule of investments continued
March 31, 2008

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

FACE
AMOUNT	SECURITY	VALUE

	Ohio — 3.0%
$ 8,870,000	American Municipal Power-Ohio Inc., Combustion Turbine Project,
	LOC-Keybank N.A., 2.240%, 4/3/08 (a)	$8,870,000
	Cleveland, OH:
20,000,000	Municipal School District, GO, BAN, 4.000% due 7/30/08	20,043,160
30,275,000	Waterworks Revenue, FSA, SPA-Dexia Credit Local,
	1.950%, 4/3/08 (a)	30,275,000
5,000,000	Cleveland-Cuyahoga County, OH, Cleveland Museum of Art Project,
	SPA-JPMorgan Chase, 2.260%, 4/3/08 (a)	5,000,000
5,500,000	Columbus, OH, TECP LOC Calyon 2.600% due 6/2/08	5,500,000
1,200,000	County of Montgomery, OH, Revenue, Catholic Health Initiatives,
	SPA-Bank of New York, 2.150%, 4/2/08 (a)	1,200,000
11,215,000	Franklin County, OH, Healthcare Facilities Revenue, Friendship Village
	of Dublin, LOC-ABN AMRO, 2.050%, 4/3/08 (a)	11,215,000
4,130,000	Lakewood, OH, Educational Facilities Revenue, St. Edward High
	School Project, LOC-Fifth Third Bank, 2.250%, 4/3/08 (a)	4,130,000
	Montgomery County, OH:
50,000,000	2.100% due 8/6/08	50,000,000
	Revenue, Catholic Health Initiatives:
17,800,000	2.050%, 4/2/08 (a)	17,800,000
5,530,000	2.050%, 4/2/08 (a)	5,530,000
39,825,000	Ohio Housing Finance Agency, Mortgage Revenue, Residential
	Mortgage, GNMA/FNMA, SPA-KBC Bank N.V., 1.950%, 4/2/08 (a)(b)	39,825,000
	Ohio State Air Quality Development Authority, PCR:
12,000,000	FirstEnergy, LOC-Barclays Bank PLC, 2.200%, 4/2/08 (a)	12,000,000
400,000	Ohio Edison, LOC-Wachovia Bank N.A., 1.350%, 4/1/08 (a)	400,000
3,400,000	Ohio State Building Authority, Refunding, State Facilities
	Administration Building Fund Project, FSA, 5.250% due 10/1/08	3,463,370
	Ohio State Higher Educational Facilities:
13,835,000	Commission Revenue, Higher Educational Facility-Pooled Program,
	LOC-Fifth Third Bank, 2.230%, 4/3/08 (a)	13,835,000
7,295,000	Marietta College Project, LOC-JPMorgan Chase,
	2.230%, 4/3/08 (a)	7,295,000
5,355,000	Pooled Financing Program, LOC-Fifth Third Bank,
	2.230%, 4/3/08 (a)	5,355,000
8,000,000	Ohio State Major New State Infrastructure Project Revenue,
	4.250% due 6/15/08	8,014,592
	Ohio State University:
11,000,000	2.030% due 5/30/08	11,000,000
400,000	General Receipts, 1.830%, 4/2/08 (a)	400,000
10,200,000	Ohio State Water Development Authority, PCR, Refunding, Firstenergy
	Project, LOC-Barclay Bank PLC, 2.000%, 4/3/08 (a)(b)	10,200,000
	Ohio State, GO:
	Common Schools:
4,300,000	1.900%, 4/2/08 (a)	4,300,000
2,900,000	1.950%, 4/2/08 (a)	2,900,000
16,600,000	2.150%, 4/2/08 (a)	16,600,000

See Notes to Financial Statements.

32  |  Western Asset Municipal Money Market Fund 2008 Annual Report

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

FACE
AMOUNT	SECURITY	VALUE

	Ohio — 3.0% (continued)
$2,100,000	Refunding, 1.900%, 4/2/08 (a)	$2,100,000
7,105,000	Refunding, Infrastructure Improvement, 1.900%, 4/2/08 (a)	7,105,000
1,700,000	Ohio State, PCR, Refunding, Sohio Air Project, 1.250%, 4/1/08 (a)	1,700,000

	Total Ohio	306,056,122

	Oklahoma — 0.3%
20,100,000	Oklahoma Development Finance Authority Revenue,
	ConocoPhillips Co. Project, 2.350%, 4/2/08 (a)(b)	20,100,000
10,000,000	Oklahoma State Turnpike Authority Revenue, Refunding,
	2.000%, 4/3/08 (a)	10,000,000

	Total Oklahoma	30,100,000

	Oregon — 2.0%
	City of Salem, OR, Water & Sewer:
20,000,000	2.650% due 7/1/08	20,000,000
20,000,000	2.700% due 7/1/08	20,000,000
17,150,000	Gilliam County, OR, Solid Waste Disposal Revenue, Waste
	Management Inc. Project, LOC-JPMorgan Chase, 2.200%, 4/3/08 (a)(b)	17,150,000
20,000,000	Klamath Falls, OR, Electric Revenue, Klamath Cogen,
	5.875% Pre-refunded due 1/1/09 (d)(e)	20,796,969
800,000	Medford, OR, Hospital Facilities Authority Revenue, Cascade Manor
	Project, LOC-KBC Bank, 1.300%, 4/1/08 (a)	800,000
	Multnomah County, OR:
15,000,000	GO, TRAN, 4.250% due 6/30/08	15,018,470
7,000,000	Hospital Facilities Authority Revenue, Terwilliger Plaza Project,
	LOC-Bank of America N.A., 2.060%, 4/3/08 (a)	7,000,000
7,000,000	Oregon State, Veterans Welfare, SPA-Dexia Credit Local,
	1.300%, 4/1/08 (a)(b)	7,000,000
	Oregon State Department of Transportation Highway User Tax
	Revenue:
1,300,000	Subordinated Lien, LIQ-Dexia Credit Local, 1.800%, 4/3/08 (a)	1,300,000
135,000	Subordinated Lien, LOC-Dexia Credit Local, 1.800%, 4/3/08 (a)	135,000
15,000,000	Subordinated Lien, SPA-Dexia Credit Local, 1.800%, 4/3/08 (a)	15,000,000
2,100,000	Oregon State Facilities Authority Revenue, Episcopal School Projects,
	LOC-U.S. Bank, 2.320%, 4/3/08 (a)	2,100,000
	Oregon State GO, Veterans Welfare, SPA-Dexia Credit Local:
8,700,000	1.970%, 4/2/08 (a)	8,700,000
3,050,000	1.970%, 4/2/08 (a)	3,050,000
	Oregon State Housing & Community Services:
	Revenue:
2,900,000	Redwood Park Apartments, FNMA-Collateralized, LIQ-FNMA,
	2.150%, 4/3/08 (a)(b)	2,900,000
	Single-Family Housing, SPA-State Street Bank & Trust Co.:
5,000,000	2.250%, 4/2/08 (a)(b)	5,000,000
5,000,000	2.200%, 4/3/08 (a)(b)	5,000,000
10,500,000	Single-Family Mortgage, SPA-State Street Bank & Trust Co.,
	2.250%, 4/2/08 (a)(b)	10,500,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2008 Annual Report  |  33

Schedule of investments continued
March 31, 2008

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Oregon — 2.0% (continued)
$10,800,000	Oregon State, Housing & Community Services Department Mortgage
	Revenue, Single Family Mortgage Program, SPA-KBC Bank N.V.,
	2.050%, 4/3/08 (a)(b)	$10,800,000
13,200,000	Port of Portland Special Obligation Revenue, Horizon Air Insurance
	Inc. Project, LOC-Bank of America NA, 1.380%, 4/1/08 (a)(b)	13,200,000
17,000,000	Port of Portland, OR, Special Obligation Revenue, Refunding,
	Portland Bulk Terminal, LOC-Canadian Imperial Bank,
	2.050%, 4/3/08 (a)(b)	17,000,000

	Total Oregon	202,450,439

	Pennsylvania — 6.4%
	Beaver County, PA:
14,200,000	FSA, SPA-Dexia Credit Local, 2.050%, 4/3/08 (a)	14,200,000
29,900,000	IDA, PCR, Refunding, FirstEnergy Nuclear, LOC-Wachovia Bank,
	1.970%, 4/2/08 (a)	29,900,000
4,570,000	Chartiers Valley, PA, Industrial & Commercial Development Authority
	Revenue, Refunding, Asbury Place, LOC-Fifth Third Bank,
	2.250%, 4/3/08 (a)	4,570,000
9,540,000	Chester County, PA, IDA Revenue, Archdiocese of Philadelphia,
	1.700%, 4/1/08 (a)	9,540,000
13,410,000	Delaware Valley, PA, Regional Financial Authority, Local Government
	Revenue, LOC-Bayerische Landesbank, 1.780%, 4/2/08 (a)	13,410,000
3,600,000	Downingtown, PA, Area School District, GO, FSA, SPA-Dexia Credit
	Local, 2.000%, 4/2/08 (a)	3,600,000
	Emmaus, PA, General Authority Revenue, LOC-Depfa Bank PLC:
5,500,000	2.170%, 4/2/08 (a)	5,500,000
2,600,000	2.170%, 4/2/08 (a)	2,600,000
8,050,000	Erie, PA, Water Authority Revenue, FSA, SPA-JPMorgan Chase,
	2.200%, 4/3/08 (a)	8,050,000
6,650,000	Franklin County, PA, IDA, Menno Haven Inc. Project, LOC-Wachovia
	Bank, 2.200%, 4/3/08 (a)	6,650,000
3,500,000	Geisinger Authority, PA, Health System Revenue, , Geisinger Health
	System, SPA-Wachovia Bank, 1.250%, 4/1/08 (a)	3,500,000
11,980,000	Harrisburg, PA, School Revenue, Harrisburg Project, FSA, SPA-Dexia
	Credit Local, 2.230%, 4/3/08 (a)	11,980,000
1,500,000	Indiana County, PA, IDA, PCR, Refunding Exelon Generation,
	LOC-BNP Paribas, 1.380%, 4/1/08 (a)(b)	1,500,000
3,150,000	Lampeter-Strasburg, PA, School District, FSA, SPA-Royal Bank of
	Canada, 2.240%, 4/3/08 (a)	3,150,000
	Lancaster County, PA:
600,000	Convention Center Authority, LOC-Wachovia Bank N.A.,
	2.110%, 4/3/08 (a)	600,000
6,300,000	GO, SPA-Dexia Credit Local, 2.140%, 4/3/08 (a)	6,300,000
	Manheim Township, PA, School District, GO, FSA, SPA-Royal Bank of
	Canada:
9,000,000	2.240%, 4/3/08 (a)	9,000,000
8,550,000	2.240%, 4/3/08 (a)	8,550,000
24,630,000	Manheim, PA, CSD, GO, FSA, SPA-Dexia Credit Local,
	2.240%, 4/3/08 (a)	24,630,000
4,000,000	Middletown, PA, Area School District, FSA, SPA-RBC Centura Bank,
	2.230%, 4/3/08 (a)	4,000,000

See Notes to Financial Statements.

34  |  Western Asset Municipal Money Market Fund 2008 Annual Report

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Pennsylvania — 6.4% (continued)
	Montgomery County, PA:
$6,600,000	IDA, Refunding, Peco, LOC-Wachovia Bank, 2.200%, 4/3/08 (a)(b)	$6,600,000
14,200,000	IDA Revenue, Lasalle College, LOC-PNC Bank N.A.,
	2.140%, 4/3/08 (a)	14,200,000
10,000,000	Moon IDA, First Mortgage Revenue, Providence Point Project,
	LOC-Bank of Scotland, 2.000%, 4/3/08 (a)	10,000,000
8,205,000	North Lebanon, PA, Municipal Sewer Revenue, FSA, SPA-Dexia Credit
	Local, 2.250%, 4/3/08 (a)	8,205,000
3,500,000	Northampton County, PA, Pennsylvania HFA, Single Family Mortgage,
	LOC-Depfa Bank PLC, 2.250%, 4/2/08 (a)(b)	3,500,000
9,300,000	Pennsylvania Higher EFA, AMBAC, LIQ-PNC Bank, 2.140%, 4/3/08 (a)	9,300,000
	Pennsylvania Housing Finance Agency:
	Single Family Mortgage:
12,500,000	SPA-Depfa Bank PLC, 2.250%, 4/2/08 (a)(b)	12,500,000
2,135,000	SPA-Landesbank Hessen, 1.900%, 4/2/08 (a)(b)	2,135,000
2,020,000	SPA-Landesbank Hessen-Thuringen, 1.900%, 4/2/08 (a)(b)	2,020,000
4,400,000	SPA-Dexia Credit Local, 1.900%, 4/2/08 (a)(b)	4,400,000
	Pennsylvania State Turnpike Commission:
30,795,000	Registration Fee Revenue, Refunding, FSA, SPA-JPMorgan Chase,
	2.210%, 4/3/08 (a)	30,795,000
	Revenue:
21,870,000	FSA, SPA-JPMorgan Chase, 2.120%, 4/3/08 (a)	21,870,000
7,300,000	SPA-Bayerische Landesbank, 2.050%, 4/2/08 (a)	7,300,000
31,700,000	SPA-Dexia Credit Local, 1.900%, 4/3/08 (a)	31,700,000
2,700,000	SPA-Landesbank Baden-Wurttemberg, 2.050%, 4/2/08 (a)	2,700,000
	Pennsylvania State:
11,415,000	GO, 5.000% due 10/1/08	11,498,282
4,900,000	HEFA Revenue, Refunding, Carnegie Mellon University,
	SPA-Morgan Guaranty Trust, 1.250%, 4/1/08 (a)	4,900,000
1,600,000	Higher EFA, Revenue, Refunding Carnegie Mellon University,
	1.250%, 4/1/08 (a)	1,600,000
	Philadelphia, PA:
	Authority for IDR:
9,600,000	Newcourtland Elder Services Project, LOC-PNC Bank N.A.,
	1.700%, 4/1/08 (a)	9,600,000
4,070,000	Revenue, Settlement Music School Project, LOC-Allied Irish
	Bank PLC, 2.150%, 4/3/08 (a)	4,070,000
	Gas Works Revenue:
4,775,000	LOC-JPMorgan Chase, LOC-Bank of Nova Scotia,
	2.200%, 4/3/08 (a)	4,775,000
4,700,000	SPA-JPMorgan Chase, Bank of Nova Scotia, Wachovia Bank,
	2.070%, 4/3/08 (a)	4,700,000
14,500,000	GO, TRAN, 4.500% due 6/30/08	14,528,702
5,000,000	IDR, Saint Josephs Prep School Project, LOC-Allied Irish Bank PLC,
	2.150%, 4/3/08 (a)	5,000,000
15,900,000	Multi Modal Refunding, 2.250%, 4/3/08 (a)	15,900,000
40,000,000	School District, TRAN, LOC-Bank of America N.A., 4.500% due 6/27/08	40,071,744
2,345,000	Authority for IDR, Pooled Loan Program, LOC-Citizens Bank, 1.950%, 4/3/08 (a)	2,345,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2008 Annual Report  |  35

Schedule of investments continued
March 31, 2008

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

FACE AMOUNT	SECURITY	VALUE

	Pennsylvania — 6.4% (continued)
$30,000,000	Gas Works Revenue, 1.000% due 5/12/08	$30,000,000
89,800,000	Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority,
	FSA, SPA-PNC Bank, 2.150%, 4/3/08 (a)	89,800,000
13,180,000	Pittsburgh, PA, Water & Sewer Authority System Revenue, Refunding,
	First Lien, FSA, SPA-JPMorgan Chase, 1.750%, 4/3/08 (a)	13,180,000
5,600,000	Saint Mary Hospital Authority Bucks County, Catholic Health,
	2.050%, 4/2/08 (a)	5,600,000
1,100,000	Schuylkill County, PA, IDA, Resource Recovery Revenue,
	Northeastern Power, LOC-Dexia Credit Local, 1.450%, 4/1/08 (a)(b)	1,100,000
10,000,000	Temple University of the Commonwealth System of Higher Education,
	PA, University Funding Obligation, 4.250% due 4/24/08	10,003,819
	University of Pittsburgh, PA:
	Commonwealth System of Higher Education:
800,000	Refunding University Capital Project, 2.070%, 4/3/08 (a)	800,000
	University Capital Project, SPA-Depfa Bank PLC:
7,300,000	2.070%, 4/2/08 (a)	7,300,000
5,700,000	2.080%, 4/2/08 (a)	5,700,000
10,300,000	Various Refunding University Capital Project, SPA-Fortis Bank &
	Banco Bilbao Vizcaya, 2.080%, 4/3/08 (a)	10,300,000
7,000,000	Wallingford-Swarthmore, PA, School District, GO, 2.230%, 4/3/08 (a)	7,000,000
1,465,000	West Cornwall Township Municipal Authority, PA, General Government
	Loan Program, FSA, SPA-Dexia Credit Local, 2.250%, 4/3/08 (a)	1,465,000

	Total Pennsylvania	639,692,547

	Rhode Island — 0.8%
9,935,000	Bristol, RI, GO, BAN, 3.000% due 2/18/09	10,055,799
	Rhode Island Health & Educational Building Corp.:
8,000,000	Revenue, Catholic Schools Program, LOC-Citizens Bank of Rhode
	Island, 2.100%, 4/2/08 (a)	8,000,000
5,345,000	St. George’s School, LIQ-Bank of America, 2.150%, 4/2/08 (a)	5,345,000
35,000,000	Rhode Island Housing & Mortgage Finance Corp., Groves at Johnston
	Project, LOC-Keybank, 2.250%, 4/3/08 (a)(b)	35,000,000
4,115,000	Rhode Island State & Providence Plantations, Consolidated Capital
	Development Loan, SPA-Landesbank Hessen-Thuringen,
	2.150%, 4/2/08 (a)	4,115,000
	Rhode Island State Health & Educational Building Corp.:
1,200,000	Educational Institution Revenue, Portsmouth Abbey School,
	LOC-Fleet National bank, 1.150%, 4/1/08 (a)	1,200,000
	Revenue:
9,400,000	Hospital Financing Care New England, LOC-JPMorgan Chase,
	2.100%, 4/3/08 (a)	9,400,000
8,200,000	Ocean State Assisted Living, LOC-Sovereign Bank FSB,
	Bank of New York, 2.000%, 4/2/08 (a)	8,200,000
975,000	Rhode Island State IFC, Mathews Realty LLC, LOC-State Street
	Bank & Trust Co., 2.270%, 4/2/08 (a)(b)	975,000

	Total Rhode Island	82,290,799

See Notes to Financial Statements.

36  |  Western Asset Municipal Money Market Fund 2008 Annual Report

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

FACE AMOUNT	SECURITY	VALUE

	South Carolina — 1.3%
	Charleston, SC, Waterworks & Sewer Revenue:
$31,330,000	Capital Improvement, SPA-Wachovia Bank, 2.100%, 4/3/08 (a)	$31,330,000
5,995,000	Refunding & Capital Improvement, 5.250% due 1/1/09	6,185,190
1,885,000	Mount Pleasant, SC, Water and Sewer Revenue, SPA-Bank of America,
	2.100%, 4/2/08 (a)	1,885,000
17,500,000	Oconee County, SC, PCR, Refunding-Facilities Duke,
	Remarketed 11/03/03, LOC-SunTrust Bank, 2.090%, 4/3/08 (a)	17,500,000
8,300,000	South Carolina EFA for Private Non-Profit Institutions, Columbia
	College Project, LOC-Bank of America, 2.150%, 4/3/08 (a)	8,300,000
	South Carolina Jobs EDA:
4,500,000	Christ Church Episcopal, LOC-Wachovia Bank, 2.150%, 4/3/08 (a)	4,500,000
1,700,000	EDR, Vista Hotel Partners LLC, LOC-SunTrust Bank,
	2.190%, 4/2/08 (a)(b)	1,700,000
4,900,000	EDR, YMCA of Columbia South Carolina Project, LOC-Bank of
	America N.A., 2.100%, 4/3/08 (a)	4,900,000
5,700,000	Health Sciences Medical University, LOC-Wachovia Bank,
	2.150%, 4/3/08 (a)	5,700,000
2,400,000	Revenue, Dorris Properties LLC Project, LOC-Sun Bank N.A.,
	Wells Fargo Bank N.A., 2.310%, 4/3/08 (a)(b)	2,400,000
17,250,000	South Carolina State Housing Finance & Development Authority
	Multi-Family Revenue, Improvement Bayside Apartments Project,
	LOC-Wachovia Bank N.A., 2.180%, 4/3/08 (a)(b)	17,250,000
	South Carolina, EFA, Private Non-Profit Institutions:
10,000,000	Presbyterian College Project, LOC-SunTrust Bank,
	2.090%, 4/2/08 (a)	10,000,000
3,900,000	Refunding & Improvement, Anderson, LOC-Bank of America N.A.,
	2.100%, 4/3/08 (a)	3,900,000
5,960,000	Union, SC, Hospital District Healthcare Revenue, LOC-Wachovia Bank,
	2.200%, 4/3/08 (a)	5,960,000
4,600,000	University of South Carolina, School of Medicine, Education Trust
	Healthcare Facilities, LOC-Wachovia Bank, 2.130%, 4/3/08 (a)	4,600,000

	Total South Carolina	126,110,190

	South Dakota — 0.8%
7,810,000	South Dakota Economic Development Finance Authority, Hastings
	Filters Inc., 2.300%, 4/3/08 (a)(b)	7,810,000
	South Dakota Housing Development Authority:
40,790,000	AMT Homeownership, SPA-Landesbank Hessen-Thuringen,
	1.950%, 4/2/08 (a)(b)	40,790,000
	Homeownership Mortgage, SPA-Landesbank Hessen-Thuringen:
10,000,000	1.900%, 4/2/08 (a)	10,000,000
18,080,000	1.950%, 4/2/08 (a)(b)	18,080,000
7,300,000	1.950%, 4/3/08 (a)	7,300,000

	Total South Dakota	83,980,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2008 Annual Report  |  37

Schedule of investments continued
March 31, 2008

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Tennessee — 3.4%
	Chattanooga, TN:
$13,500,000	Health Educational & Housing Facilities Board Revenue,
	Girls’ Preparatory School, LOC-SunTrust Bank, 2.090%, 4/2/08 (a)	$13,500,000
8,700,000	IDB Revenue, YMCA Metropolitan Chattanooga Project,
	LOC-SunTrust Bank, 2.090%, 4/2/08 (a)	8,700,000
	Clarksville, TN, PBA:
17,895,000	LOC-SunTrust Bank, 2.090%, 4/3/08 (a)(d)	17,895,000
3,345,000	Tennessee Municipal Bond Fund, LOC-Bank of America,
	2.100%, 4/3/08 (a)(d)	3,345,000
10,000,000	Franklin County, TN, HEFA, University of the South Project,
	LOC-SunTrust Bank, 2.090%, 4/2/08 (a)	10,000,000
8,900,000	Greeneville, TN, Health & Educational Facilities Board Revenue,
	Refunding & Improvement Laughlin Memorial, LOC-SunTrust Bank,
	2.090%, 4/2/08 (a)	8,900,000
14,900,000	Hamilton County, TN, GO, 1.600% due 4/1/08	14,900,000
7,700,000	Jefferson County, TN, Health & Education Facilities, Carson Newman
	College, LOC-SunTrust Bank, 2.090%, 4/2/08 (a)	7,700,000
1,620,000	Knox County, TN, IDB, YMCA of East Tennessee Inc. Project,
	LOC-SunTrust Bank, 2.090%, 4/2/08 (a)	1,620,000
12,000,000	Lewisburg, TN, IDB, Solid Waste Disposal Revenue, Waste Management
	Inc. Project, LOC-Wachovia Bank N.A., 2.240%, 4/3/08 (a)(b)	12,000,000
	Metropolitan Government Nashville & Davidson County, TN:
15,000,000	2.300% due 4/1/08	15,000,000
8,200,000	1.850% due 4/8/08	8,200,000
13,260,000	1.850% due 4/9/08	13,260,000
25,000,000	2.450% due 4/9/08	25,000,000
16,000,000	1.950% due 6/2/08	16,000,000
42,790,000	2.200% due 6/3/08	42,790,000
	Health & Educational Facilities Board, Revenue:
11,665,000	Educational Facilities, Belmont University Project,
	LOC-SunTrust Bank, 2.080%, 4/2/08 (a)	11,665,000
10,000,000	Housing, Hickory Creek Apartments Project, LOC-Fifth Third
	Bank, 2.340%, 4/4/08 (a)(b)	10,000,000
9,700,000	HEFA, Refunding, Richland Place Inc. Project, LOC-SunTrust Bank,
	2.090%, 4/2/08 (a)	9,700,000
	IDB:
44,050,000	Revenue, Nashville Symphony Hall Project, LOC-Bank of
	America N.A., 2.100%, 4/3/08 (a)	44,050,000
4,600,000	Revenue, Trevecca Nazarene University Project, LOC-SunTrust
	Bank, 2.090%, 4/2/08 (a)	4,600,000
	Montgomery County, TN:
25,000,000	BAN, 2.700% due 5/8/08	25,000,000
	Public Building Authority:
7,720,000	Pooled Financing, Tennessee County Loan Pool,
	2.100%, 4/3/08 (a)	7,720,000
7,290,000	Revenue, Tennessee County Loan Pool, LOC-Bank of America,
	2.100%, 4/3/08 (a)(d)	7,290,000

See Notes to Financial Statements.

38  |  Western Asset Municipal Money Market Fund 2008 Annual Report

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Tennessee — 3.4% (continued)
$7,225,000	Shelby County, TN, Health Educational & Housing Facilities Board,
	Revenue, Trezevant Manor Project, LOC-LaSalle Bank N.A.,
	2.210%, 4/3/08 (a)	$7,225,000

	Total Tennessee	346,060,000

	Texas — 11.6%
	Austin, TX:
10,000,000	TECP, 2.100% due 4/1/08	10,000,000
2,975,000	LOC JPMorgan Chase, 1.950% due 5/8/08	2,975,000
9,765,000	LOC Bayerische Landesbank, 2.000% due 7/8/08	9,765,000
5,977,000	LOC State Street Bank, 0.950% due 8/4/08	5,977,000
9,125,000	GO, Public Property Finance, 3.500% due 9/1/08	9,194,403
4,110,000	GO, COP, COP LOC-JPMorgan, Baygrische Landes Bank, State
	Street Bank, 5.250% due 9/1/08	4,136,495
15,000,000	TECP LOC Bank of America ISD, 0.950% due 6/5/08	15,000,000
29,743,000	Utility System Revenue, LOC-JPMorgan Chase, Bayerische
	Landesbank, State Street Bank, 3.150% due 4/8/08	29,743,000
160,000	Capital Area Cultural Education Facilities Finance Corp., TX, Roman
	Catholic Diocese, LOC-Wachovia Bank, 1.950%, 4/3/08 (a)	160,000
8,900,000	Carroll, TX, GO, ISD, PSFG, SPA-Bank of America, 2.150%, 4/3/08 (a)	8,900,000
28,000,000	City of Garland, TX, GO, TECP, 2.100% due 6/10/08	28,000,000
2,400,000	Crawford, TX, Education Facilities Corp., Concordia University,
	LOC-Wachovia Bank N.A., 2.100%, 4/3/08 (a)	2,400,000
	Dallas, TX:
	Area Rapid Transit:
11,000,000	TECP, 2.700% due 5/7/08	11,000,000
5,000,000	TECP LOC Westdeutsche, 1.500% due 5/13/08	5,000,000
3,750,000	LOC Bayerishe Landesbank, 1.200% due 6/2/08	3,750,000
7,500,000	LOC State Street Bank, 2.250% due 6/25/08	7,500,000
10,000,000	LOC-Landesbank-Baden Wurttemberg, 2.870% due 6/16/08	10,000,000
3,885,000	ISD, GO, Refunding, PSFG, 5.250% due 8/15/08	3,939,025
27,245,000	Water & Sewer TECP LOC Bank of America, 2.000% due 6/26/08	27,245,000
22,000,000	Garland, TX, GO, 2.000% due 6/10/08	22,000,000
8,065,000	Gulf Coast IDA, Marine Term Revenue, BP Amoco Oil Co. Project
	LOC-Bank Of America, 3.350% due 6/1/08 (c)	8,065,000
	Gulf Coast Waste Disposal Authority, TX:
5,000,000	Amoco Oil Co. Project, Water Pollution Control Contract Revenue,
	3.100% due 7/15/08 (c)	5,006,404
9,200,000	BP Amoco Oil Co. Project, 3.580% due 4/1/08 (b)(c)	9,200,000
11,250,000	Gulf Coast, TX, IDA, Marine Term Revenue, Amoco Oil Co. Project,
	1.350%, 4/1/08 (a)(b)	11,250,000
	Harris County, TX:
	Flood Control District:
14,330,000	2.000% due 7/10/08	14,330,000
	GO:
2,905,000	Refunding Contract, 4.000% due 10/1/08	2,948,187
14,200,000	Refunding Contract, SPA-Dexia Credit Local,
	2.150%, 4/3/08 (a)	14,200,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2008 Annual Report  |  39

Schedule of investments continued
March 31, 2008

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Texas — 11.6% (continued)
$5,555,000	GO, Refunding, Permanent Improvement, 4.000% due 10/1/08	$5,637,584
2,800,000	Health Facilities Development Corp. Revenue, YMCA of Greater
	Houston Area, LOC-JPMorgan Chase, 1.300%, 4/1/08 (a)	2,800,000
	IDC, PCR:
100,000	0.860%, 4/1/08 (a)	100,000
400,000	Exxon Project, 0.860%, 4/1/08 (a)	400,000
8,000,000	HFDC of Central Texas Inc., TX, Retirement Facilities Revenue,
	LOC-BNP Paribas, 2.060%, 4/3/08 (a)	8,000,000
6,020,000	Housing Options Inc., Texas Multi-Family Revenue, Housing Mill City,
	LOC-Bank of America N.A., 2.200%, 4/3/08 (a)(b)	6,020,000
	Houston, TX:
27,750,000	1.750% due 4/2/08	27,750,000
29,000,000	1.200% due 5/20/08	29,000,000
11,800,000	0.950% due 5/21/08	11,800,000
8,000,000	0.750% due 6/5/08	8,000,000
7,500,000	1.000% due 6/5/08	7,500,000
15,500,000	1.750% due 6/6/08	15,500,000
10,000,000	0.900% due 7/2/08	10,000,000
10,000,000	2.000% due 7/10/08	10,000,000
10,000,000	2.250% due 7/10/08	10,000,000
75,000,000	TRAN, 4.500% due 6/30/08	75,142,133
	GO, Refunding, Public Improvement:
8,115,000	FSA, 5.500% due 3/1/09	8,439,965
13,100,000	MBIA, 5.000% due 3/1/09	13,503,684
	Katy, TX, ISD:
13,500,000	GO, PSFG, SPA-Bank of America, 2.150%, 4/3/08 (a)	13,500,000
23,950,000	School Building SPA-Bank Of America, 2.150%, 4/3/08 (a)	23,950,000
9,050,000	Lubbock, TX, ISD, GO, School Building, PSF-GTD, SPA-Bank of
	America N.A., 2.150%, 4/3/08 (a)	9,050,000
3,200,000	Mansfield, TX, IDC, Pier 1 Imports, LOC-JPMorgan Chase,
	2.100%, 4/2/08 (a)(b)	3,200,000
17,000,000	North Texas Higher Education Authority, Student Loan, LOC-Bank of
	America & Dexia Credit Local, 2.200%, 4/2/08 (a)(b)	17,000,000
15,700,000	North Texas Throughway Authority, Dallas North Throughway System
	Revenue, FSA Lloyds TSB Bank, 2.000%, 4/2/08 (a)	15,700,000
43,250,000	North Texas Tollway Authority, Dallas North Thruway Systems
	Authority, 2.000% due 4/3/08	43,250,000
10,000,000	Northern Texas Higher Education Authority, Student Loan Revenue,
	LOC-Lloyds Bank PLC, 2.300%, 4/2/08 (a)(b)	10,000,000
7,570,000	Pasadena, TX, ISD, GO, FSA, LIQ-Bank of America, 2.150%, 4/3/08 (a)	7,570,000
2,280,000	Plano, TX, ISD, GO, PSFG, 3.000% due 2/15/09	2,306,459
	Riesel, TX, IDC, Solid Waste Disposal Revenue, Sandy Creek Energy
	Association, LOC-Credit Suisse:
29,500,000	2.280%, 4/2/08 (a)(b)	29,500,000
10,000,000	2.280%, 4/2/08 (a)(b)	10,000,000

See Notes to Financial Statements.

40  |  Western Asset Municipal Money Market Fund 2008 Annual Report

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

FACE AMOUNT	SECURITY	VALUE

	Texas — 11.6% (continued)
	San Antonio, TX, Electric:
$52,050,000	1.950% due 5/21/08	$52,050,000
5,000,000	2.250% due 6/3/08	5,000,000
8,400,000	0.750% due 6/5/08	8,400,000
6,830,000	San Antonio, TX, Electric and Gas Revenue, Refunding Systems,
	5.250% due 2/1/09	7,035,872
4,000,000	San Antonio, TX, Empowerment Zone Development Corp., Drury
	Southwest Hotel Project, LOC-U.S. Bank, 2.200%, 4/3/08 (a)(b)	4,000,000
5,150,000	Southeast Texas, HFC, MFH, Oaks of Hitchcock Apartments,
	LOC-General Electric, 2.350%, 4/3/08 (a)(b)	5,150,000
288,000	Southwest Higher Education Authority Inc., Southern Methodist
	University, SPA-Bank of New York, 2.080%, 4/2/08 (a)	288,000
7,500,000	Splendora, TX, Higher Education Facilities Corp. Revenue, Fellowship
	Christian Project, LOC-Bank of America N.A., 2.100%, 4/3/08 (a)	7,500,000
	Tarrant County, TX, Cultural Education Facilities Finance Corp.:
36,475,000	Hospital Revenue, Valley Baptist Medical Center, LOC-JPMorgan
	Chase, 1.950%, 4/2/08 (a)	36,475,000
9,810,000	Retirement Facility, Refunding, Northwest Senior Edgemere Project,
	LOC-Lasalle Bank NA, 2.100%, 4/3/08 (a)	9,810,000
	Texas State:
	GO, Veterans Housing Assistance, SPA-Depfa Bank PLC:
9,285,000	2.300%, 4/2/08 (a)(b)	9,285,000
25,000,000	2.330%, 4/2/08 (a)(b)	25,000,000
61,815,000	Mobility Fund, SPA-Depfa Bank PLC, 2.150%, 4/2/08 (a)	61,815,000
75,000,000	TRAN, 4.500% due 8/28/08	75,235,640
21,000,000	Veterans Housing Assistance, SPA-Dexia Credit Local,
	2.300%, 4/2/08 (a)(b)	21,000,000
	Texas State Public Finance Authority:
10,900,000	2.770% due 4/4/08	10,900,000
15,000,000	1.950% due 5/8/08	15,000,000
12,900,000	Texas State Turnpike Authority, Central Texas Turnpike System
	Revenue, BAN, Second Tier, 5.000% due 6/1/08	12,930,591
18,200,000	Texas State, GO, Veterans Land, SPA-Depfa Bank PLC,
	1.900%, 4/2/08 (a)(b)	18,200,000
10,900,000	Travis County, TX, Health Facilities Development Corp., Retirement
	Facilities Revenue, Querencia Barton Creek, LOC-LaSalle Bank,
	2.050%, 4/3/08 (a)	10,900,000
2,350,000	Tyler, TX, Health Facilities Development Corp., Hospital Revenue,
	Mother Frances Hospital, LOC-Bank of America, 2.100%, 4/3/08 (a)	2,350,000
	University of Texas:
20,000,000	2.070%, 4/3/08 (a)	20,000,000
9,500,000	2.100%, 4/3/08 (a)	9,500,000
10,000,000	1.500% due 7/2/08	10,000,000
7,615,000	Wallis, TX, Higher Education Facilities Corp., St. Mark’s Episcopal
	School, LOC-JPMorgan Chase, 2.250%, 4/3/08 (a)	7,615,000

	Total Texas	1,161,744,442

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2008 Annual Report  |  41

Schedule of investments continued
March 31, 2008

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

FACE AMOUNT	SECURITY	VALUE

	Utah — 2.3%
	Murray City, UT, Hospital Revenue, IHC Health Services Inc.:
$2,500,000	1.250%, 4/1/08 (a)	$2,500,000
10,800,000	2.070%, 4/3/08 (a)	10,800,000
400,000	SPA-JPMorgan Chase, 1.300%, 4/1/08 (a)	400,000
	Utah County, UT, Hospital Revenue, IHC Health Services Inc.,
	SPA-Westdeutsche Landesbank:
38,500,000	1.950%, 4/3/08 (a)	38,500,000
3,900,000	2.200%, 4/3/08 (a)	3,900,000
	Utah Housing Corp. Single Family Mortgage Revenue:
21,130,000	2.350%, 4/2/08 (a)(b)	21,130,000
2,000,000	FHLB, 2.350%, 4/2/08 (a)(b)	2,000,000
1,300,000	GIC-Depfa Bank PLC, 2.380% due 4/2/08 (b)	1,300,000
	LIQ-Bayerische Landesbank:
15,905,000	2.350%, 4/2/08 (a)(b)	15,905,000
9,700,000	2.350%, 4/2/08 (a)(b)	9,700,000
	LIQ-Depfa Bank PLC:
10,500,000	2.250%, 4/2/08 (a)(b)	10,500,000
7,100,000	2.350%, 4/2/08 (a)(b)	7,100,000
1,200,000	SPA-Bayerische Landesbank, 2.350%, 4/2/08 (a)(b)	1,200,000
	SPA-Depfa Bank PLC:
10,000,000	2.250%, 4/2/08 (a)(b)	10,000,000
6,000,000	2.350%, 4/2/08 (a)(b)	6,000,000
5,800,000	2.350%, 4/2/08 (a)(b)	5,800,000
14,000,000	SPA-Wells Fargo Bank, 2.250%, 4/2/08 (a)(b)	14,000,000
11,775,000	SPA-West Landesbank, 2.350%, 4/2/08 (a)(b)	11,775,000
37,715,000	SPA-Westdeutsche Landesbank, 2.350%, 4/2/08 (a)(b)	37,715,000
2,000,000	Utah Housing Corporation, Single Family Mortgage Revenue,
	SPA-Westdeutsche Landesbank, 2.350%, 4/2/08 (a)(b)	2,000,000
5,395,000	Utah State Housing Finance Agency, Single Family Mortgage,
	SPA-Bayerische Landesbank, 2.350%, 4/2/08 (a)(b)	5,395,000
3,100,000	Utah Transit Authority, Sales Tax Revenue, LOC-Fortis Bank SA/NV,
	1.400%, 4/1/08 (a)	3,100,000
	Weber County, UT, Hospital Revenue, IHC Health Services Inc.:
6,770,000	SPA-Landesbank Hessen-Thuringen, 1.250%, 4/1/08 (a)	6,770,000
1,400,000	SPA-Westdeutsche Landesbank, 1.300%, 4/1/08 (a)	1,400,000

	Total Utah	228,890,000

	Vermont — 0.3%
	Vermont Educational & Health Buildings Financing Agency Revenue:
1,470,000	Brattleboro Memorial Hospital, LOC-BankNorth, 1.200%, 4/1/08 (a)	1,470,000
715,000	Hospital Mount Ascutney Hospital Project, LOC-Banknorth N.A.,
	1.200%, 4/1/08 (a)	715,000
4,685,000	Hospital, Northeastern Vermont, LOC-TD Banknorth NA,
	1.200%, 4/1/08 (a)	4,685,000
	Vermont Housing Finance Agency:
5,750,000	2.400%, 4/2/08 (a)(b)	5,750,000
14,500,000	FSA, SPA-Depfa Bank PLC, 2.400%, 4/2/08 (a)(b)	14,500,000

	Total Vermont	27,120,000

See Notes to Financial Statements.

42  |  Western Asset Municipal Money Market Fund 2008 Annual Report

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

FACE AMOUNT	SECURITY	VALUE

	Virginia — 0.9%
$500,000	Alexandria, VA, IDA Revenue, Goodwin House, LOC-Wachovia
	Bank, 1.100%, 4/1/08 (a)	$500,000
4,135,000	Capital Region Airport Commission, VA, Passenger Facilities Charge
	Revenue, LOC-Wachovia Bank, 2.150%, 4/3/08 (a)(b)	4,135,000
	Fairfax County, VA:
22,060,000	EDA Revenue, Refunding, Retirement Greenspring, LOC-Wachovia
	Bank N.A., 2.050%, 4/3/08 (a)	22,060,000
13,000,000	Redevelopment & Housing Authority Revenue, BAN, Affordable
	Housing, 3.625% due 10/9/08	13,021,373
2,865,000	Harrisonburg, VA, Redevelopment & Housing Authority, MFH Revenue,
	Refunding, Stoney Ridge/Dale Forest, FHMLC, LIQ-FHMLC,
	1.920%, 4/3/08 (a)	2,865,000
3,000,000	King George County, VA, Garnet of VA Inc., LOC-JPMorgan Chase,
	2.200%, 4/3/08 (a)(b)	3,000,000
6,000,000	Loudoun County, VA, Sanitation Authority Water & Sewer Revenue,
	Parity Indebtness, LOC-Bank of America N.A., 2.060%, 4/3/08 (a)	6,000,000
1,250,000	Montgomery County, VA, IDA Revenue, Virginia Tech Foundation,
	LOC-Bank of America, 1.350%, 4/1/08 (a)	1,250,000
3,900,000	Prince William County, VA, COP, Prince William County Facilities,
	LOC-Wachovia Bank N.A., 2.100%, 4/2/08 (a)	3,900,000
6,405,000	Richmond, VA, IDA, Richmond SPCA Project, LOC-SunTrust Bank,
	2.090%, 4/2/08 (a)	6,405,000
10,200,000	University of Virginia, 1.700% due 6/26/08	10,200,000
3,000,000	Virginia Beach, VA, Development Authority, IMS Gear Project,
	LOC-Wachovia Bank, 2.200%, 4/3/08 (a)(b)	3,000,000
	Virginia College Building Authority, VA:
	Educational Facilities Revenue:
3,375,000	21st Century College, SPA-Wachovia Bank N.A.,
	1.200%, 4/1/08 (a)	3,375,000
2,800,000	Refunding, University Richmond Project, SPA-SunTrust Bank,
	1.350%, 4/1/08 (a)	2,800,000
5,600,000	Various Shenandoah University Projects, LOC-Branch Banking &
	Trust, 1.420%, 4/1/08 (a)	5,600,000
3,755,000	Virginia Port Authority Commonwealth Port Fund Revenue,
	Resolution, 5.000% due 7/1/08 (b)	3,765,870
1,380,000	Virginia Small Business Finance Authority, Ennstone Inc. Project,
	LOC-Wachovia Bank, 2.200%, 4/3/08 (a)(b)	1,380,000

	Total Virginia	93,257,243

	Washington — 2.3%
1,150,000	Energy Northwest Washington Electric Revenue, Refunding, Project 3,
	5.000% due 7/1/08	1,159,433
	Everett, WA, IDC:
5,680,000	King County, WA, Housing Authority, Overlake Project, LOC-Bank of
	America, 2.200%, 4/3/08 (a)(b)	5,680,000
1,665,000	Olympia, WA, EDA, Spring Air Northwest Project, LOC-U.S. Bank,
	2.450%, 4/3/08 (a)(b)	1,665,000
8,060,000	Grant County, WA, Public Utility District No. 2, Electric Revenue,
	Refunding, FSA, 5.000% due 1/1/09	8,294,445

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2008 Annual Report  |  43

Schedule of investments continued
March 31, 2008

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

FACE AMOUNT	SECURITY	VALUE

	Washington — 2.3% (continued)
	King County, WA:
$10,000,000	GO, Refunding, 5.250% due 12/1/08	$10,268,483
	Housing Authority Revenue:
11,445,000	Auburn Court Apartments Project, FNMA, LIQ-FNMA,
	2.150%, 4/3/08 (a)(b)	11,445,000
4,250,000	Greenbridge Redevelopment, Salmon, LOC-Bank of America N.A.,
	2.220%, 4/3/08 (a)(b)	4,250,000
1,550,000	Sewer Revenue, Junior Lien, LOC-Helaba, 2.100%, 4/2/08 (a)	1,550,000
15,000,000	Port Tacoma, WA, Refunding, 1.500%, 4/1/08 (a)(b)	15,000,000
	Seattle, WA:
4,250,000	SPA-Dexia Credit Local, 1.500%, 4/2/08 (a)	4,250,000
7,740,000	Municipal Light & Power, Improvement & Refunding, (FSA Insured),
	5.500% due 3/1/09	8,013,602
15,685,000	Tulalip Tribes of the Tulalip Reservation, WA, Revenue, Refunding
	Capital Projects, LOC-Wells Fargo Bank NA, 2.120%, 4/3/08 (a)	15,685,000
5,805,000	Washington Public Power Supply System, Nuclear Project No. 1,
	2.000%, 4/2/08 (e)	5,805,000
	Washington State Health Care Facilities Authority Revenue:
2,625,000	Empire Health Services, LOC-U.S. Bank N.A., 1.950%, 4/2/08 (a)	2,625,000
1,700,000	Multicare Health Systems, FSA, SPA-U.S. Bank N.A.,
	1.280%, 4/1/08 (a)	1,700,000
4,600,000	Multicare Health Systems, FSA, SPA-U.S. Bank NA,
	1.950%, 4/2/08 (a)	4,600,000
	Washington State:
5,500,000	EDA, Solid Waste Disposal Revenue, Waste Management Project,
	LOC-Bank of America, 2.200%, 4/2/08 (a)(b)	5,500,000
	GO:
12,935,000	3.500% due 1/1/09	13,007,173
11,000,000	SPA-Landesbank Hessen-Thuringen, 1.700%, 4/2/08 (a)	11,000,000
3,550,000	HFA, MFH, Summer Ridge Apartments Project, LOC-U.S. Bank,
	1.400%, 4/1/08 (a)(b)	3,550,000
	HFC:
5,860,000	Multi Family Revenue, Bridgewood Four Seasons, FNMA,
	LIQ-FNMA, 2.150%, 4/3/08 (a)(b)	5,860,000
46,900,000	Non-Profit Revenue, Skyline at First Hill Project, LOC-Bank of
	America N.A., 2.050%, 4/3/08 (a)	46,900,000
	MFH Revenue:
6,365,000	Eagles Landing Apartments, FNMA, LIQ-FNMA,
	2.150%, 4/3/08 (a)(b)	6,365,000
3,400,000	Heatherwood, Remarketed 6/1/07, FHLMC, LIQ-FHLMC,
	2.400%, 4/3/08 (a)(b)(d)	3,400,000
6,600,000	Holly Village Seniors, FNMA, LIQ-FNMA, 2.150%, 4/3/08 (a)(b)	6,600,000
5,165,000	Olympic Heights Apartments, LOC-FNMA, 2.250%, 4/3/08 (a)	5,165,000
7,805,000	Regency Park, Remarketed 6/1/07, FHLMC, LIQ-FHLMC,
	2.400%, 4/3/08 (a)(b)	7,805,000
6,125,000	Rolling Hills Apartments Project, FNMA, LIQ-FNMA,
	2.150%, 4/3/08 (a)(b)	6,125,000

See Notes to Financial Statements.

44  |  Western Asset Municipal Money Market Fund 2008 Annual Report

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

FACE AMOUNT	SECURITY	VALUE

	Washington — 2.3% (continued)
$2,880,000	Valley View Apartments Project, LIQ-FNMA,
	2.250%, 4/3/08 (a)	$2,880,000
5,300,000	Wandering Creek Project, FHLMC, LIQ-FHLMC,
	2.150%, 4/2/08 (a)(b)	5,300,000
1,000,000	Public Power Supply System Nuclear Project No.1 Revenue,
	7.000% due 7/1/08 (f)	1,008,086
2,000,000	Washington, WA, HEFA, Revenue, Whitman College Project,
	SPA-JPMorgan Chase, 2.150%, 4/3/08 (a)	2,000,000

	Total Washington	234,456,222

	West Virginia — 0.0%
500,000	Marshall County, WV, PCR, Updates, Mountaineer Carbon Co.,
	1.300%, 4/1/08 (a)	500,000

	Wisconsin — 3.2%
	Milwaukee, WI:
2,000,000	0.900% due 4/2/08	2,000,000
6,000,000	0.950% due 8/4/08	6,000,000
9,625,000	Oostburg, WI, IDR, Dutchland Plastics Corp. Project, LOC-Fifth
	Third Bank, 2.270%, 4/4/08 (a)(b)	9,625,000
8,920,000	University of Wisconsin, Hospitals & Clinics Authority Revenue,
	Refunding, FSA, SPA-U.S. Bank N.A., 1.950%, 4/3/08 (a)	8,920,000
	Wisconsin Housing & EDA Home Ownership Revenue:
41,975,000	LOC-Depfa Bank PLC, 2.100%, 4/2/08 (a)(b)	41,975,000
6,075,000	SPA-Dexia Credit Local, 1.950%, 4/2/08 (a)(b)	6,075,000
	SPA-FHLB:
5,000,000	1.950%, 4/2/08 (a)(b)	5,000,000
5,650,000	2.000%, 4/2/08 (a)	5,650,000
8,000,000	2.300%, 4/2/08 (a)(b)	8,000,000
	Wisconsin Housing & EDA, Housing Revenue:
1,150,000	FSA, SPA-FHLB, 2.300%, 4/2/08 (a)(b)	1,150,000
2,980,000	FSA-Insured, SPA-FHLB, 2.300%, 4/2/08 (a)(b)	2,980,000
115,000,000	Wisconsin State, Notes, 4.500% due 6/16/08	115,176,809
	Wisconsin State HEFA Revenue:
20,000,000	Aurora Health Care, Inc., LOC-KBC Bank NV & LOC-Bank of Nova
	Scotia, 2.000%, 4/2/08 (a)	20,000,000
19,600,000	Benevolent Corp. Cedar Community, LOC-JPMorgan Chase,
	2.200%, 4/3/08 (a)	19,600,000
7,760,000	Gundersen Lutheran, FSA, SPA-Dexia Public Finance Bank,
	1.330%, 4/1/08 (a)	7,760,000
12,000,000	Indian Community School of Milwaukee, LOC-JPMorgan Chase,
	3.500%, 4/2/08 (a)	12,000,000
1,400,000	Jewish Home & Care Center, LOC-JPMorgan Chase,
	2.250%, 4/3/08 (a)	1,400,000
	Wisconsin State, GO:
14,675,000	2.680% due 4/1/08	14,675,000
22,690,000	1.030% due 4/7/08	22,690,000
8,500,000	5.000% due 5/1/08	8,528,156

	Total Wisconsin	319,204,965

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2008 Annual Report  |  45

Schedule of investments continued
March 31, 2008

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

FACE AMOUNT	SECURITY	VALUE

	Wyoming — 1.3%
$715,000	Lincoln County, WY, PCR, Exxon Project, 0.860%, 4/1/08 (a)	$715,000
	Sweetwater County, WY:
22,700,000	Environmental Important Revenue, Simplot Phosphates LLC,
	LOC-Rabobank Netherlands, 2.190%, 4/2/08 (a)(b)	22,700,000
1,500,000	PCR, Refunding, Pacificorp Project, LOC-Barclays Bank PLC,
	1.450%, 4/1/08 (a)	1,500,000
	Wyoming CDA, Housing Revenue:
5,000,000	2.300%, 4/2/08 (a)(b)	5,000,000
	SPA-State Street Bank & Trust Co.:
19,200,000	2.100%, 4/2/08 (a)(b)	19,200,000
12,000,000	2.100%, 4/2/08 (a)(b)	12,000,000
37,700,000	2.300%, 4/2/08 (a)(b)	37,700,000
7,000,000	2.300%, 4/2/08 (a)(b)	7,000,000
7,850,000	SPA-Westdeutsche Landesbank AG, 2.300%, 4/2/08 (a)(b)	7,850,000
	Wyoming CDA:
3,550,000	Housing Revenue, SPA-WestLB AG, 2.350%, 4/3/08 (a)(b)	3,550,000
14,500,000	Revenue, Single-Family Mortgage, SPA-Westdeutsche Landesbank,
	1.950%, 4/3/08 (a)	14,500,000

	Total Wyoming	131,715,000

	TOTAL INVESTMENTS — 99.6% (Cost — $10,012,197,575#)	10,012,197,575
	Other Assets in Excess of Liabilities — 0.4%	39,000,505

	TOTAL NET ASSETS — 100.0%	$10,051,198,080

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2008.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(e)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

46  |  Western Asset Municipal Money Market Fund 2008 Annual Report

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

Abbreviations used in this schedule:

AMBAC	—	Ambac Assurance Corporation - Insured Bonds
BAN	—	Bond Anticipation Notes
CDA	—	Community Development Authority
COP	—	Certificate of Participation
CSD	—	Central School District
CTFS	—	Certificates
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDR	—	Economic Development Revenue
EFA	—	Educational Facilities Authority
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance - Insured Bonds
GIC	—	Guaranteed Investment Contract
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
HDA	—	Housing Development Agency
HDC	—	Housing Development Corporation
HEFA	—	Health & Educational Facilities Authority
HFA	—	Housing Finance Authority
HFC	—	Housing Finance Commission
IDA	—	Industrial Development Authority
IDB	—	Industrial Development Board
IDC	—	Industrial Development Corporation
IDR	—	Industrial Development Revenue
IFA	—	Industrial Finance Agency
IFC	—	Industrial Finance Corporation
ISD	—	Independent School District
LIQ	—	Liquidity Facility
LOC	—	Letter of Credit
MBIA	—	Municipal Bond Investors Assurance Corporation - Insured Bonds
MFH	—	Multi-Family Housing
MTA	—	Metropolitan Transportation Authority
PCFA	—	Pollution Control Finance Authority
PCR	—	Pollution Control Revenue
PFA	—	Public Facilities Authority
PSF	—	Permanent School Fund
PSFG	—	Permanent School Fund Guaranty
Q-SBLF	—	Qualified School Board Loan Fund
RAN	—	Revenue Anticipation Notes
Radian	—	Radian Asset Assurance
SPA	—	Standby Bond Purchase Agreement
TAN	—	Tax Anticipation Notes
TECP	—	Tax Exempt Commercial Paper
TFA	—	Transitional Finance Authority
TRAN	—	Tax and Revenue Anticipation Notes

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2008 Annual Report  |  47

Schedule of investments continued
March 31, 2008

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

SUMMARY OF INVESTMENTS BY INDUSTRY * (unaudited)

General Obligation	17.3%
Education	15.9
Hospitals	13.2
Transportation	8.6
Housing: Multi-Family	7.1
Housing: Single Family	6.4
Utilities	6.3
Industrial Development	5.5
Water & Sewer	4.9
Public Facilities	4.6
Life Care Systems	1.9
Tax Allocation	1.8
Solid Waste	1.6
Finance	1.5
Miscellaneous	1.3
Pollution Control	1.1
Government Facilities	0.4
Economic Development	0.3
Pre-Refunded	0.3
100%

* As a percentage of total investments. Please note that Fund holdings are as of March 31, 2008 and are subject to change.

RATINGS TABLE † (unaudited)

S&P/Moody’s/Fitch‡
A-1	66.2%
VMIG1	18.2
SP-1	6.7
F1	3.0
AA/Aa	1.8
MIG1	1.7
AAA/Aaa	1.5
NR	0.5
P-1	0.4
100%

†	As a percentage of total investments.

‡	S&P primary rating; Moody’s secondary, then Fitch.

See pages 49 and 50 for definitions of ratings.

See Notes to Financial Statements.

48  |  Western Asset Municipal Money Market Fund 2008 Annual Report

Bond ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,
CCC,
CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—

Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2008 Annual Report  |  49

Bond ratings (unaudited) continued

B	—

Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short- comings.

C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,
CCC
and CC	—

Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-term security ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.

MIG1	—	Moody’s highest rating for short-term municipal obligations.

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F1	—

Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

See Notes to Financial Statements.

50  |  Western Asset Municipal Money Market Fund 2008 Annual Report

Statement of assets and liabilities
March 31, 2008

ASSETS:
Investments, at amortized cost	$10,012,197,575
Cash	125,677
Receivable for Fund shares sold	165,510,770
Interest receivable	47,686,551
Receivable for securities sold	47,005,089
Prepaid expenses	69,786
Other assets	81,475

Total Assets	10,272,676,923

LIABILITIES:
Payable for Fund shares repurchased	204,903,915
Payable for securities purchased	11,700,000
Investment management fee payable	3,360,344
Distribution fees payable	851,358
Distributions payable	353,111
Deferred compensation payable	112,561
Trustees’ fees payable	17,242
Accrued expenses	180,312

Total Liabilities	221,478,843

TOTAL NET ASSETS	$10,051,198,080

NET ASSETS:
Par value (Note 3)	$100,509
Paid-in capital in excess of par value	10,051,089,852
Accumulated net realized gain on investments	7,719

TOTAL NET ASSETS	$10,051,198,080

Shares Outstanding	10,050,872,034
Net Asset Value	$1.00

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2008 Annual Report   |  51

Statement of operations
For the Year Ended March 31, 2008

INVESTMENT INCOME:
Interest	$294,386,159

EXPENSES:
Investment management fee (Note 2)	34,796,689
Distribution fees (Note 2)	8,746,232
Transfer agent fees	468,656
Registration fees	432,136
Insurance	185,491
Legal fees	151,082
Shareholder reports	113,256
Custody fees	57,863
Audit and tax	52,443
Trustees’ fees	44,853
Miscellaneous expenses	28,284

Total Expenses	45,076,985
Less: Fees paid indirectly (Note 1)	(3,850)

Net Expenses	45,073,135

NET INVESTMENT INCOME	249,313,024

NET REALIZED GAIN ON INVESTMENTS	123,685

INCREASE IN NET ASSETS FROM OPERATIONS	$249,436,709

See Notes to Financial Statements.

52  |  Western Asset Municipal Money Market Fund 2008 Annual Report

Statements of changes in net assets

FOR THE YEARS ENDED MARCH 31,	2008	2007

OPERATIONS:
Net investment income	$249,313,024	$236,200,180
Net realized gain	123,685	405,857

Increase in Net Assets From Operations	249,436,709	236,606,037

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(249,488,410)	(236,200,180)
Net realized gains	(306,731)	(533,414)

Decrease in Net Assets From Distributions to Shareholders	(249,795,141)	(236,733,594)

FUND SHARE TRANSACTIONS (NOTE 3):
Net proceeds from sale of shares	48,621,166,508	40,345,026,749
Reinvestment of distributions	240,655,779	229,947,074
Cost of shares repurchased	(47,042,545,429)	(39,816,267,804)

Increase in Net Assets From Fund Share Transactions	1,819,276,858	758,706,019

INCREASE IN NET ASSETS	1,818,918,426	758,578,462

NET ASSETS:
Beginning of year	8,232,279,654	7,473,701,192

End of year*	$10,051,198,080	$8,232,279,654

*Includes undistributed net investment income of:	—	$144,464

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2008 Annual Report   |  53

Financial highlights

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED MARCH 31:
CLASS A SHARES	2008	2007*	2006*	2005*	2004*

NET ASSET VALUE, BEGINNING OF YEAR	$1.000	$1.000	$1.000	$1.000	$1.000

INCOME FROM OPERATIONS:
Net investment income	0.029	0.031	0.022	0.009	0.005
Net realized gain[1]	0.000	0.000	0.000	0.000	0.000

Total income from operations	0.029	0.031	0.022	0.009	0.005

LESS DISTRIBUTIONS FROM:
Net investment income	(0.029)	(0.031)	(0.022)	(0.009)	(0.005)
Net realized gains	(0.000)[1]	(0.000)[1]	—	(0.000)[1]	(0.000)[1]

Total distributions	(0.029)	(0.031)	(0.022)	(0.009)	(0.005)

NET ASSET VALUE, END OF YEAR	$1.000	$1.000	$1.000	$1.000	$1.000

Total return[2]	2.93%	3.10%	2.19%	0.90%	0.48%

NET ASSETS, END OF YEAR (millions)	$10,051	$8,232	$7,474	$7,080	$7,287

RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.52%	0.53%[3]	0.55%	0.57%	0.58%
Net expenses[4]	0.52 [5]	0.52 [3,6]	0.55 [6]	0.56 [6]	0.58
Net investment income	2.85	3.05	2.17	0.90	0.47

*	Represents a share of capital stock outstanding prior to April 16, 2007.

[1]	Amount represents less than $0.0005 per share.

[2]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 0.52%.

[4]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 0.70%.

[5]	There was no impact to the expense ratio as a result of fees paid indirectly.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

54  |  Western Asset Municipal Money Market Fund 2008 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

Western Asset Municipal Money Market Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Prior to April 16, 2007, the Fund was a Maryland corporation, registered under the 1940 Act as a diversified open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

(b) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method.

(c) Fees paid indirectly. The Fund’s custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Fund. The amount is shown as a reduction of expenses on the Statement of Operations.

(d) Credit and market risk. The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

Western Asset Municipal Money Market Fund 2008 Annual Report  |  55

Notes to financial statements continued

The fair value of these securities may be different than the amortized cost value reported in the Statement of Investments for the Fund. As of the date of this report, the Fund continued to meet the requirements under Rule 2a-7 that permits the Fund to utilize amortized cost to value its securities.

(e) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies, including Subchapter M, which will enable the Fund to pay exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

(g) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. During the current year, the following reclassifications have been made:

UNDISTRIBUTED NET
INVESTMENT
	INCOME	PAID-IN CAPITAL

(a)	$ 30,922	$ (30,922)

(a)	Reclassifications are primarily due to book/tax differences in the treatment of various items.

56  |  Western Asset Municipal Money Market Fund 2008 Annual Report

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee calculated daily and paid monthly in accordance with the following breakpoint schedule:

AVERAGE DAILY NET ASSETS	ANNUAL RATE

First $1 billion	0.450%
Next $1 billion	0.425
Next $3 billion	0.400
Next $5 billion	0.375
Over $10 billion	0.350

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

During the year ended March 31, 2008, the Fund’s Class A shares had a voluntary expense limitation in place of 0.70%.

Effective January 1, 2008, the manager is permitted to recapture amounts previously voluntarily forgone or reimbursed by the manager to the Fund during the same fiscal year if the Fund’s total annual operating expenses have fallen to a level below the voluntary fee waiver/reimbursement (“expense cap”) shown in the fee table of the Fund’s prospectus. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the expense cap.

Effective December 1, 2007, Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason serves as the Fund’s sole and exclusive distributor. Prior to December 1, 2007, Citigroup Global Markets Inc. (“CGM”) and LMIS served as co-distributors of the Fund.

The Fund has adopted a Rule 12b-1distribution plan and under that plan the Fund pays a distribution fee with respect to its Class A shares calculated at the annual rate of 0.10% of the average daily net assets of the class. For the year ended March 31, 2008, total distribution fees, which are accrued daily and paid monthly, were $8,746,232.

Western Asset Municipal Money Market Fund 2008 Annual Report  |  57

Notes to financial statements continued

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Trustees”) to defer the receipt of all or a portion of the trustees’ fees earned until a later date specified by the Trustees. The deferred balances are reported in the Statement of Operations under Trustees’ fees and are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2006. This change will have no effect on fees previously deferred. As of March 31, 2008, the Fund had accrued $112,561 as deferred compensation payable.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Fund.

3. Shares of beneficial interest

At March 31, 2008, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares. Prior to April 16, 2007, the Fund had ten billion shares of capital stock authorized with a par value of $0.01 per share.

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued in reinvestment of dividends declared, and shares repurchased, is equal to the dollar amount shown in the Statement of Changes in Net Assets for the corresponding capital share transactions.

4. Income tax information and distributions to shareholders

Subsequent to the fiscal year end, the Fund has made the following distributions:

RECORD DATE PAYABLE DATE	CLASS A

Daily
04/30/2008	$0.001300

The tax character of distributions paid during the fiscal years ended March 31, were as follows:

	2008	2007

Distributions paid from:
Tax-exempt income	$249,070,643	$236,200,180
Ordinary income	507,130	33,163
Net long-term capital gains	217,368	500,251

Total taxable distributions	$724,498	$533,414
Total distributions paid	$249,795,141	$236,733,594

58  |  Western Asset Municipal Money Market Fund 2008 Annual Report

As of March 31, 2008, there were no significant differences between the book and tax components of net assets.

5. Regulatory matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC, (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Fund, and CGM, a former distributor of the Fund, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated there under (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such

Western Asset Municipal Money Market Fund 2008 Annual Report  |  59

Notes to financial statements continued

distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

6. Legal matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

60  |  Western Asset Municipal Money Market Fund 2008 Annual Report

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 5. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and

Western Asset Municipal Money Market Fund 2008 Annual Report  |  61

Notes to financial statements continued

judgment was later entered. An appeal has been filed and is pending before the U.S. Court of Appeals for the Second Circuit.

7. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of CitiSM New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7,

62  |  Western Asset Municipal Money Market Fund 2008 Annual Report

2006. The complaint was dismissed on July 31, 2007. Mr. Halebian has filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal is pending.

8. Recent accounting pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Fund’s valuation policies as a result of adopting FAS 157. The Fund will implement the disclosure requirements beginning with its June 30, 2008 Form N-Q.

* * *

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

Western Asset Municipal Money Market Fund 2008 Annual Report  |  63

Report of independent registered public accounting firm

The Board of Trustees and Shareholders
Legg Mason Partners Money Market Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset Municipal Money Market Fund, a series of Legg Mason Partners Money Market Trust, as of March 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Western Asset Municipal Money Market Fund as of March 31, 2008, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York May 23, 2008

64  |  Western Asset Municipal Money Market Fund 2008 Annual Report

Board approval of management and subadvisory agreements (unaudited)

At a meeting of the Board of Trustees of Legg Mason Partners Money Market Trust (the “Trust”) held on November 12-13, 2007, the Board, including the Board members who are not considered to be “interested persons” of the Trust (the “Independent Board Members”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Western Asset Municipal Money Market Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. The Board received and considered a variety of information about the Manager, the Subadviser and the Fund’s distributor (and any distributors affiliated with the Fund during the past two years), as well as the management, sub-advisory and distribution arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The presentation made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Board Members were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Board Members received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Board Members also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager were present. In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Board Members, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement, and each Board Member attributed different weight to the various factors.

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Board approval of management and subadvisory agreements (unaudited) continued

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past two years. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge and familiarity gained as Board members of funds in the Legg Mason Partners fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser had expanded over time as a result of regulatory and other developments, including maintaining and monitoring their own and the Fund’s expanded compliance programs. The Board reviewed information received from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason Partners fund complex. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources available to Legg Mason, Inc., the parent organization of the Manager and the Subadviser.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the Manager’s and the Subadviser’s brokerage policies and practices. In addition, management also reported to the Board on, among other things, its business plans, organizational changes and portfolio manager compensation plan.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreement were satisfactory.

Fund performance

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board

66  |  Western Asset Municipal Money Market Fund

was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all retail classified as tax-exempt money market funds by Lipper, showed, among other data, that the Fund’s performance for the 1-, 3-and 5-year periods ended June 30, 2007 was above the median.

Based on its review, which included careful consideration of all of the factors noted above, the Board concluded that the Fund’s performance was satisfactory.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board also reviewed and considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund and considered the actual fee rate (after taking waivers and reimbursements into account) (the “Actual Management Fee”) and that the Manager had agreed to continue its fee waivers and reimbursements until further notice. The Board noted that the Fund’s expense information reflected both management fees and total expenses payable by the Fund. In addition, the Board noted that the compensation paid to the Subadviser is paid by the Manager, not the Fund, and, accordingly, that the retention of the Subadviser does not increase the fees or expenses otherwise incurred by the Fund’s shareholders.

Additionally, the Board received and considered information comparing the Contractual Management Fees and the Actual Management Fee and the Fund’s overall expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in scope of services provided to the Fund and to these other clients, noting that the Fund is provided with administrative services, office facilities, Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences required to manage these different types of accounts. The Board also considered and discussed information about the Subadviser’s fees, including the

Western Asset Municipal Money Market Fund  |   67

Board approval of management and subadvisory agreements (unaudited) continued

amount of the management fees retained by the Manager after payment of the subadvisory fee. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

Management also discussed with the Board the Fund’s distribution arrangements. The Board was provided with information concerning revenues received by and certain expenses incurred by distributors affiliated with the Fund during the past two years and how the amounts received by the distributors were paid during that period.

The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its Expense Group, consisting of a group of retail no-load funds (including the Fund) classified as tax-exempt money market funds and chosen by Lipper to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and Actual Management Fee (which reflects a fee waiver) were slightly above the median. The Board noted that the Fund’s actual total expense ratio was below the median. The Board also noted that the Manager was continuing its voluntary waiver until further notice, resulting in the same net effective fee as currently in place, which is lower than the current contractual fee.

Taking all of the above into consideration, the Board determined that the management fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Partners fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data, as well as a report from an outside consultant that had reviewed the methodologies. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Manager had previously agreed to institute breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of

68  |  Western Asset Municipal Money Market Fund

scale or other efficiencies that might accrue from increases in the Fund’s assets levels. The Board noted that the Fund had reached the specified asset levels at which one or more breakpoints to its Contractual Management Fee are triggered. Accordingly, the Fund and its shareholders were realizing economies of scale. The Board also noted that if the Fund’s assets increase over time, certain expenses, such as fees for Board members, auditors and legal fees, become a smaller percentage of overall assets.

The Board determined that the management fee structure for the Fund, including breakpoints, was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

* * *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

Western Asset Municipal Money Market Fund  |   69

Additional information (unaudited)
Information about Trustees and Officers

The business and affairs of the Western Asset Municipal Money Market Fund (the “Fund”) are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers is set forth below. The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling Shareholder Services at 1-800-451-2010.

NON-INTERESTED TRUSTEES:
ELLIOTT J. BERV c/o R. Jay Gerken, CFA, Legg Mason & Co., LLC (“Legg Mason”), 620 Eighth Avenue, New York, NY 10018
Birth year	1943
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years	President and Chief Executive Officer, Catalyst (consulting) (since 1984); Formerly, Chief Executive Officer, Rocket City Enterprises (media) (from 2000 to 2005)
Number of portfolios in fund complex over- seen by Trustee	68
Other board member- ships held by Trustee

Board Member, American Identity Corp. (doing business as Morpheus Technologies) (biometric information management) (since 2001); Director, Lapoint Industries (industrial filter company) (since 2002); Director, Alzheimer’s Association (New England Chapter) (since 1998)

A. BENTON COCANOUGHER c/o R. Jay Gerken, CFA, Legg Mason, 620 Eighth Avenue, New York, NY 10018

Birth year	1938
Position(s) held[1] with Fund	Trustee
Term of office[1] and length of time served[2]	Since 1991
Principal occupation(s) during past five years

Dean Emeritus and Professor, Texas A&M University (since 2004); Formerly, Interim Chancellor, Texas A&M University System (from 2003 to 2004); Formerly, Special Advisor to the President, Texas A&M University (from 2002 to 2003)

Number of portfolios in fund complex over- seen by Trustee	68
Other board member- ships held by Trustee	None

70  |  Western Asset Municipal Money Market Fund

JANE F. DASHER c/o R. Jay Gerken, CFA, Legg Mason, 620 Eighth Avenue, New York, NY 10018
Birth year	1949
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1999
Principal occupation(s) during past five years	Chief Financial Officer, Korsant Partners, LLC (a family investment company)
Number of portfolios in fund complex over- seen by Trustee	68
Other board member- ships held by Trustee	None

MARK T. FINN c/o R. Jay Gerken, CFA, Legg Mason, 620 Eighth Avenue, New York, NY 10018
Birth year	1943
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years

Adjunct Professor, College of William & Mary (since 2002); Principal/ Member Balvan Partners (investment management) (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment management) (since 1988)

Number of portfolios in fund complex over- seen by Trustee	68
Other board member- ships held by Trustee	None

RAINER GREEVEN c/o R. Jay Gerken, CFA, Legg Mason, 620 Eighth Avenue, New York, NY 10018
Birth year	1936
Position(s) held[1] with Fund	Trustee
Term of office[1] and length of time served[2]	Since 1994
Principal occupation(s) during past five years	Attorney, Rainer Greeven PC; President and Director, 62nd Street East Corporation (real estate) (since 2002)
Number of portfolios in fund complex over- seen by Trustee	68
Other board member- ships held by Trustee	None

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Additional information (unaudited) continued
Information about Trusees and Officers

STEPHEN R. GROSS c/o R. Jay Gerken, CFA, Legg Mason, 620 Eighth Avenue, New York, NY 10018
Birth year	1947
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1986
Principal occupation(s) during past five years

Chairman, HLB Gross Collins, PC (accounting and consulting firm) (since 1979); Treasurer, Coventry Limited, Inc. (Senior Living Facilities) (since 1985); Formerly, Managing Director, Fountainhead Ventures, LLC (technology accelerator) (from 1998 to 2003)

Number of portfolios in fund complex over- seen by Trustee	68
Other board member- ships held by Trustee	Director, Andersen Calhoun (assisted living) (since 1987); Formerly, Director ebank Financial Services, Inc. (from 1999 to 2004)

RICHARD E. HANSON, JR. c/o R. Jay Gerken, CFA, Legg Mason, 620 Eighth Avenue, New York, NY 10018
Birth year	1941
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1985
Principal occupation(s) during past five years	Retired; Formerly, Headmaster, The New Atlanta Jewish Community High School, Atlanta, Georgia (from 1996 to 2000)
Number of portfolios in fund complex over- seen by Trustee	68
Other board member- ships held by Trustee	None

DIANA R. HARRINGTON c/o R. Jay Gerken, CFA, Legg Mason, 620 Eighth Avenue, New York, NY 10018
Birth year	1940
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during past five years	Professor, Babson College (since 1992)
Number of portfolios in fund complex over- seen by Trustee	68
Other board member- ships held by Trustee	None

72  |  Western Asset Municipal Money Market Fund

SUSAN M. HEILBRON c/o R. Jay Gerken, CFA, Legg Mason, 620 Eighth Avenue, New York, NY 10018
Birth year	1945
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1994
Principal occupation(s) during past five years	Independent Consultant (since 2001)
Number of portfolios in fund complex over- seen by Trustee	68
Other board member- ships held by Trustee	None

SUSAN B. KERLEY c/o R. Jay Gerken, CFA, Legg Mason, 620 Eighth Avenue, New York, NY 10018
Birth year	1951
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)
Number of portfolios in fund complex over- seen by Trustee	68
Other board member- ships held by Trustee

Chairman since 2005 and Trustee since 2000, Eclipse Funds (3 funds); Chairman since 2005 and Director since 1990, Eclipse Funds Inc. (23 funds); Chairman and Director, ICAP Funds, Inc. (4 funds) (since 2006); Chairman and Trustee, The MainStay Funds (21 funds) (since June 2007); and Chairman and Director, MainStay VP Series Fund, Inc. (24 funds) (since June 2007)

ALAN G. MERTEN c/o R. Jay Gerken, CFA, Legg Mason, 620 Eighth Avenue, New York, NY 10018
Birth year	1941
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	President, George Mason University (since 1996)
Number of portfolios in fund complex over- seen by Trustee	68
Other board member- ships held by Trustee

Director of Cardinal Financial Corporation (since 2006); Trustee, First Potomac Realty Trust (since 2005); Formerly, Director, Xybernaut Corporation (information technology) (from 2004 to 2006); Formerly Director, Digital Net Holdings, Inc. (from 2003 to 2004); Formerly, Director, Comshare, Inc. (information technology) (from 1985 to 2003)

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Additional information   (unaudited)  continued
Information about Trusees and Officers

R. RICHARDSON PETTIT c/o R. Jay Gerken, CFA, Legg Mason, 620 Eighth Avenue, New York, NY 10018
Birth year	1942
Position(s) held	Trustee
with Fund[1]
Term of office[1] and	Since 1990
length of time served[2]
Principal	Formerly, Duncan Professor of Finance, University of Houston (from 1977 to 2006)
occupation(s) during
past five years
Number of portfolios	68
in fund complex over-
seen by Trustee
Other board member-	None
ships held by Trustee
INTERESTED TRUSTEE:
R. JAY GERKEN, CFA[3]
Legg Mason, 620 Eighth Avenue, New York, NY 10018
Birth year	1951
Position(s) held	Chairman, President and Chief Executive Officer
with Fund[1]
Term of office[1] and	Since 2002
length of time served[2]
Principal occupation(s) during past five years

Managing Director of Legg Mason; Chairman of the Board and Trustee of 151 Funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) and its affiliates; Chairman, President and Chief Executive Officer of LMPFA (since 2006); Chairman, President and Chief Executive Officer of certain mutual funds associated with Legg Mason or its affiliates; Formerly, Chairman, President and Chief Executive Officer of Travelers Investment Adviser, Inc. (“TIA”) (2002 to 2005)

Number of portfolios	138
in fund complex over-
seen by Trustee
Other board member-	Trustee, Consulting Group Capital Market Funds (from 2002 to 2006)
ships held by Trustee

74  |  Western Asset Municipal Money Market Fund

OFFICERS:
FRANCES M. GUGGINO
Legg Mason, 55 Water Street, New York, NY 10041
Birth year	1957
Position(s) held[1]	Chief Financial Officer and Treasurer
with Fund
Term of office[1] and	Since 2004
length of time served[2]
Principal

Director of Legg Mason; Chief Financial Officer and Treasurer of certain mutual funds associated with Legg Mason; Formerly, Controller of certain mutual funds associated with Legg Mason (from 1999 to 2004)

occupation(s) during
past five years

TED P. BECKER
Legg Mason, 620 Eighth Avenue, New York, NY 10018
Birth year	1951
Position(s) held	Chief Compliance Officer
with Fund[1]
Term of office[1] and	Since 2006
length of time served[2]
Principal occupation(s) during past five years

Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance at Legg Mason (since 2005); Chief Compliance Officer with certain mutual funds associated with Legg Mason, LMPFA and certain affiliates (since 2006); Formerly, Managing Director of Compliance at Legg Mason or its predecessor (from 2002 to 2005)

JOHN CHIOTA
Legg Mason, 300 First Stamford Place, Stamford, CT 06902
Birth year	1968
Position(s) held	Chief Anti-Money Laundering Compliance Officer
with Fund[1]
Term of office[1] and	Since 2006
length of time served[2]
Principal occupation(s) during past five years

Vice President of Legg Mason or its predecessor (since 2004); Chief Anti-Money Laundering Compliance Officer with certain mutual funds associated with Legg Mason or its affiliates (since 2006); Prior to August2004, Chief AML Compliance Officer with TD Waterhouse

ROBERT I. FRENKEL
Legg Mason, 300 First Stamford Place, Stamford, CT 06902
Birth year	1954
Position(s) held[1]	Secretary and Chief Legal Officer
with Fund
Term of office[1] and	Since 2003
length of time served[2]
Principal occupation(s) during past five years

Managing Director and General Counsel of Global Mutual Funds for Legg Mason and its predecessors (since 1994); Secretary and Chief Legal Officer of mutual funds associated with Legg Mason (since 2003); Formerly, Secretary of CFM (from 2001 to 2004)

Western Asset Municipal Money Market Fund  |  75

Additional information  (unaudited)  continued
Information about Trusees and Officers

THOMAS C. MANDIA
Legg Mason, 300 First Stamford Place, Stamford, CT 06902
Birth year	1962
Position(s) held[1]	Assistant Secretary
with Fund
Term of office[1] and	Since 2000
length of time served[2]
Principal occupation(s) during past five years

Managing Director and Deputy General Counsel of Legg Mason (since 2005); Managing Director and Deputy General Counsel for CAM (from 1992 to 2005); Assistant Secretary of certain mutual funds associated with Legg Mason

DAVID CASTANO
Legg Mason, 55 Water Street, New York, NY 10041
Birth year	1971
Position(s) held[1] with Fund	Controller
Term of office[1] and length of time served[2]	Since 2007
Principal occupation (s) during past five years

Controller of certain mutual funds associated with Legg Mason (since 2007); Formerly, Assistant Treasurer of Lord Abbett mutual funds (from 2004 to 2006); Supervisor at UBS Global Asset Management (from 2003 to 2004); Accounting Manager at Citigroup Asset Management (prior to 2003)

MATTHEW PLASTINA
Legg Mason, 55 Water Street, New York, NY 10041
Birth year	1970
Position(s) held[1] with Fund	Controller
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years

Assistant Vice President of Legg Mason or its predecessor (since 1999); Controller of certain mutual funds associated with Legg Mason (since 2007); Formerly, Assistant Controller of certain mutual funds associated with Legg Mason (from 2002 to 2007)

[1]	Each Trustee and Officer serves until his or her successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee or Officer became a Board Member or Officer, as applicable, for a fund in the Legg Mason Partners fund complex.

[3]	Mr. Gerken is an “interested person” of the Fund as defined in 1940 Act, because Mr. Gerken is an officer of LMPFA and certain of its affiliates.

76  |  Western Asset Municipal Money Market Fund

Important tax information (unaudited)

Distributions Paid:	April 1, 2007- October 31, 2007	November 30, 2007	December 1, 2007- January 31, 2008	February 1, 2008- March 31, 2008

Tax-Exempt
Interest	100.00%	98.70%	100.00%	98.65%
Ordinary
Income	—	0.38%	—	1.35%
Long-Term
Capital Gain	—	0.92%	—	—

Please retain this information for your records.

Western Asset Municipal Money Market Fund  |  77

Western Asset Municipal Money Market Fund

Trustees
Elliott J. Berv
A. Benton Cocanougher
Jane F. Dasher
Mark T. Finn
R. Jay Gerken, CFA
   Chairman
Rainer Greeven
Stephen R. Gross
Richard E. Hanson, Jr.
Diana R. Harrington
Susan M. Heilbron
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

Distributor
Legg Mason Investor Services, LLC

Custodian
State Street Bank and Trust Company

Transfer agent
PFPC Inc. 4400 Computer Drive Westborough, Massachusetts 01581

Independent registered public accounting firm

KPMG LLP 345 Park Avenue New York, New York 10154
Investment manager Legg Mason Partners Fund Advisor, LLC

Subadviser
Western Asset Management Company

Western Asset Municipal Money Market Fund

The Fund is a separate investment series of the Legg Mason Partners Money Market Trust, a Maryland business trust.

WESTERN ASSET MUNICIPAL MONEY MARKET FUND Legg Mason Partners Mutual Funds 55 Water Street New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholders Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Municipal Money Market Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2008 Legg Mason Investor Services, LLC Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked ninth-largest investment manager in 2007, based on 12/31/06 assets under management, according to Pensions & Investments, May 2007.

www.leggmason.com/individualinvestors

©2008 Legg Mason Investor Services, LLC Member FINRA, SIPC WAS04040 5/08 SR08-557

NOT PART OF THE ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross the Chairman of the Board’s Audit Committee and Jane F. Dasher, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and have designated Mr. Gross and Ms. Dasher as the Audit Committee’s financial experts. Mr. Gross and Ms. Dasher are “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

	a)	Audit Fees. The aggregate fees billed in the last two fiscal years ending March 31, 2007 and March 31, 2008 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $116,500 in 2007 and $123,250 in 2008.

	b)	Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in 2007 and $22,563 in 2008. These services consisted of procedures performed in connection with the Re-domiciliation of the various reviews of Prospectus supplements, and consent issuances related to the N-1A filings for the Legg Mason Partners Money Market Trust, also included were services consisting of audit procedures performed related to Tender Options Bonds and billings to reflect newly Board Approved 2007 Post Merger Audit Fees.

In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Legg Mason Partners Money Market Trust (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Periods (prior to May 6, 2003 services provided by the Auditor were not required to be pre-approved).

(c)

Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $9,700 in 2007 and $9,700 in 2008. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d)

All Other Fees. The fees incurred in the in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item for the Legg Mason Partners Money Market Trust were $4,900 in 2008, these services consisted of the procedures performed in connection with the merger on March 2, 2008.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisor, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Money Market Trust requiring pre-approval by the Audit Committee in the Reporting Period.

	(e)	Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1)

The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason Partners Money Market Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 0% for 2007 and 2008; Tax Fees were 100% and 0% for 2007 and 2008; and Other Fees were 100% and 0% for 2007 and 2008.

	(f)	N/A

	(g)	Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Money Market Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Money Market Trust during the reporting period were $0 in 2008.

	(h)	Yes. Legg Mason Partners Money Market Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant's independence. All services provided by the Auditor to the Legg Mason Partners Money Market Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

	(a)	The entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Elliott J. Berv
A. Benton Cocanougher
Jane F. Dasher
Mark T. Finn
Rainer N. K. Greeven
Stephen R. Gross
Richard E. Hanson, Jr.
Diana R. Harrington
Susan M. Heilbron
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

	(b)	Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

	(a) (1)	Code of Ethics attached hereto.
Exhibit 99.CODE ETH

	(a) (2)	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

	(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Money Market Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Money Market Trust

Date:	June 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Money Market Trust

Date:	June 3, 2008

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
Legg Mason Partners Money Market Trust

Date:	June 3, 2008